1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES (61.47%)
Residential (43.85%)
A&D Mortgage Trust, Series 2025-NQM5, Class B1(b)(c)	6.83%	11/25/29		$2,082,000	$2,069,300
A&D Mortgage Trust, Series 2026-NQM1, Class B1(b)(c)	6.52%	01/25/30		2,286,000	2,238,223
A&D Mortgage Trust, Series 2026-NQM3, Class B1(b)(c)(d)	6.56%	04/25/30		2,670,000	2,616,333
A&D Mortgage Trust, Series 2026-NQM5, Class B1(b)(c)	6.52%	06/25/30		1,229,000	1,220,151
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class M1(c)	1M CME TERM SOFR + 0.49%	08/25/36		691,280	567,541
AIMS, Series 2007-1, Class B(c)	1M BBSW + 0.57%	07/10/38	A$	456,517	275,339
Aira Force PLC, Series 2026-1, Class X(c)	SONIA IR + 2.46%	01/27/30		£2,300,000	3,105,698
Alba PLC, Series 2007-1, Class C(c)(d)	SONIA IR + 0.41%	03/17/39		1,287,772	1,660,735
Alternative Loan Trust, Series 2007-21CB, Class 2A3(c)	1M CME TERM SOFR + 0.61%	09/25/37		$979,052	255,533
Alternative Loan Trust, Series 2007-21CB, Class 2A4(c)(e)	5.49% - 1M CME TERM SOFR	09/25/37		904,994	71,042
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs, Series 2005-R5, Class M7(c)	1M CME TERM SOFR + 1.94%	07/25/35		534,754	682,079
Anchor Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)(d)	7.96%	11/25/27		1,393,000	1,388,682
Angel Oak Mortgage Trust, Series 2025-HB2, Class B1(b)(c)	30D US SOFR + 3.75%	12/25/55		1,327,000	1,326,071
Angel Oak Mortgage Trust, Series 2025-HB1, Class M3(b)(c)	30D US SOFR + 3.05%	02/25/55		1,077,000	1,088,955
Angel Oak Mortgage Trust, Series 2025-HB1, Class M2(b)(c)	30D US SOFR + 2.70%	02/25/55		750,000	757,275
Angel Oak Mortgage Trust, Series 2025-HB1, Class M1(b)(c)	30D US SOFR + 2.40%	02/25/55		905,000	913,778
Angel Oak Mortgage Trust, Series 2025-HB2, Class M2(b)(c)	30D US SOFR + 2.45%	12/25/55		2,242,000	2,269,577
Angel Oak Mortgage Trust, Series 2025-HB2, Class M1(b)(c)	30D US SOFR + 2.15%	12/25/55		1,794,000	1,813,016
Angel Oak Mortgage Trust, Series 2019-6, Class B2(b)(c)	5.04%	11/25/59		846,000	840,163
Archwest Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)(d)	6.81%	03/25/28		1,986,000	1,990,171
Archwest Mortgage Trust, Series 2026-RTL1, Class A2(b)(f)	6.02%	04/25/41		5,384,000	5,378,078
Archwest Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	6.99%	04/25/41		4,739,000	4,727,152
Archwest Mortgage Trust, Series 2025-RTL1, Class A2(b)(d)(f)	5.64%	03/25/28		1,430,000	1,421,706
Argent Securities Trust, Series 2006-W2, Class A2B(c)	1M CME TERM SOFR + 0.49%	03/25/36		1,144,090	600,991
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1(c)	1M CME TERM SOFR + 0.80%	01/25/36		1,355,404	1,439,304
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Series 2006-HE3, Class M1(c)	1M CME TERM SOFR + 0.56%	03/25/36		635,428	576,270
Atlas Funding PLC, Series 2023-1, Class F(c)	N/A(g)	01/25/61		£402,000	549,382
Banc of America Funding, Series 2007-5, Class CA8(c)(e)	5.35% - 1M CME TERM SOFR	07/25/37		$2,000,941	163,877
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class B2(b)(c)(h)	7.05%	07/25/66		914,000	864,187
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class M1(b)(c)(h)	6.41%	07/25/66		2,328,050	2,332,939
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class B1(b)(c)(h)	7.05%	07/25/66		2,511,000	2,487,397
Barclays Mortgage Loan Trust, Series 2026-NQM5, Class B1(b)(c)(d)	6.58%	05/25/66		1,240,600	1,214,671
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A2(c)(d)	1M CME TERM SOFR + 0.57%	01/25/37		769,258	712,794
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 2A2A(c)	1M CME TERM SOFR + 0.59%	04/25/37		765,610	681,699
Bellemeade Re, Ltd., Series 2025-1, Class M2(b)(c)(d)	30D US SOFR + 3.90%	10/25/35		750,000	765,225
Bellemeade Re, Ltd., Series 2025-1, Class B1(b)(c)(d)	30D US SOFR + 5.05%	10/25/35		750,000	770,250
BFLIP, Series 2025-RTL1, Class A2(b)(f)	7.64%	05/25/28		2,242,000	2,237,516
Bletchley Park Funding PLC, Series 2026-1, Class X1(c)(d)	SONIA IR + 2.73%	06/27/30		£2,357,000	3,182,347
Bletchley Park Funding PLC, Series 2026-1, Class X2(c)(d)	SONIA IR + 4.72%	06/27/30		1,528,000	2,063,058
Bletchley Park Funding PLC, Series 2024-1, Class E(c)	SONIA IR + 4.12%	07/27/28		430,000	595,997
Braccan Mortgage Funding 2025-1 PLC, Series 2025-1A, Class X(b)(c)(d)	SONIA IR + 3.93%	02/17/29		446,545	607,005
Brants Bridge PLC, Series 2023-1, Class E(c)	SONIA IR + 4.25%	09/14/26		915,000	1,236,762
Brean Asset Backed Securities Trust, Series 2026-RM15, Class A1(b)(d)	4.25%	04/25/31		$1,941,919	1,846,182
Brean Asset Backed Securities Trust, Series 2026-RM17, Class A2(b)	4.50%	07/25/31		849,000	793,475

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
CAFL Issuer LLC, Series 2026-R1, Class A1(b)(f)	6.77%	03/25/29	$1,912,636	$1,915,123
CAFL Issuer LP, Series 2025-RRTL2, Class M1(b)(d)	6.79%	05/25/28	2,773,000	2,778,546
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1(c)	1M CME TERM SOFR + 0.61%	02/25/37	741,679	600,760
Castell PLC, Series 2025-1, Class X1(c)(d)	SONIA IR + 4.15%	01/27/29	£162,118	220,417
Castell PLC, Series 2023-1, Class F(c)(d)	SONIA IR + 8.00%	10/25/26	527,000	719,996
Castell PLC, Series 2023-1, Class G(c)	N/A(g)	05/25/55	1,014,000	1,386,574
Castell PLC, Series 2023-2, Class F(c)(d)	SONIA IR + 7.85%	11/25/55	821,000	1,147,239
Castell PLC, Series 2023-2, Class G(c)	SONIA IR + 9.90%	11/25/55	407,000	567,357
C-BASS, Series 2007-CB4, Class A1B(c)	1M CME TERM SOFR + 0.29%	04/25/37	$1,599,791	754,941
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class A2(b)(f)	6.41%	07/25/28	870,000	863,388
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2026-RTL1, Class M(b)(f)	8.54%	07/25/28	1,927,000	1,916,787
Chetwood Funding PLC, Series 2025-1, Class X(d)	N/A(g)	11/27/30	£2,209,548	2,827,424
Clavel Residential 4 DAC, Series 2025-1X, Class D(c)(d)	3M EUR L + 2.50%	10/28/28	€2,476,000	2,786,874
Clavel Residential 4 DAC, Series 2025-1X, Class E(c)(d)	3M EUR L + 3.50%	10/28/28	3,299,000	3,602,102
Clavel Residential 4 DAC, Series 2025-1X, Class F(c)(d)	3M EUR L + 4.00%	10/28/28	5,502,000	5,942,147
COLT Mortgage Loan Trust, Series 2025-10, Class B1(b)(c)(d)	6.86%	10/25/70	$1,442,000	1,445,172
COLT Mortgage Loan Trust, Series 2022-2, Class B1(b)(c)(d)	3.94%	02/25/67	1,042,000	869,028
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1A17	5.50%	12/25/35	108,226	95,802
CWABS Asset-Backed Certificates Trust, Series 2004-15, Class MV7(c)	1M CME TERM SOFR + 2.51%	02/25/35	729,556	588,824
CWABS Asset-Backed Certificates Trust, Series 2005-2, Class M6(c)	1M CME TERM SOFR + 2.14%	08/25/35	547,996	530,844
CWABS Asset-Backed Certificates Trust 2006-11, Series 2006-12, Class M1(c)	1M CME TERM SOFR + 0.56%	12/25/36	698,965	663,737
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class B2(b)(c)	6.85%	01/25/30	1,220,000	1,178,398
Deephaven Residential Mortgage Trust, Series 2026-CES2, Class M1(b)(c)	6.82%	08/25/61	1,967,000	1,973,491
Deephaven Residential Mortgage Trust, Series 2026-CES2, Class B1(b)(c)	7.67%	08/25/61	2,607,000	2,629,160
Deephaven Residential Mortgage Trust, Series 2026-INV2, Class A1(b)(c)(d)	5.48%	02/25/71	2,353,264	2,349,970
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 2A2(c)	1M CME TERM SOFR + 0.75%	08/25/47	905,083	666,322
Dilosk RMBS No 7 DAC, Series 2023-7, Class F(c)(d)	3M EUR L + 5.00%	02/26/27	€624,000	723,721
Dilosk RMBS No 8 Sts DAC, Series 2024-STS, Class X(c)	11.92%	05/20/62	170,272	198,013
Dilosk RMBS No 9 DAC, Series 2024-9, Class X2(c)	N/A(g)	01/25/28	247,587	286,440
Domi BV, Series 2023-1, Class E(c)	3M EUR L + 7.00%	02/15/28	619,000	735,485
Domi BV, Series 2024-1, Class X(c)	3M EUR L + 3.98%	09/17/29	13,353	15,518
Eagle RE, Ltd., Series 2023-1, Class M2(b)(c)	30D US SOFR + 5.20%	09/26/33	$1,533,500	1,611,095
East One PLC, Series 2024-1, Class E(c)	SONIA IR + 4.50%	06/27/27	£783,000	1,070,381
East One PLC, Series 2025-1, Class X(c)(d)	SONIA IR + 3.69%	11/25/28	564,816	762,597
Easy Street Mortgage Loan Trust, Series 2025-RTL1, Class A1(b)(d)(f)	6.46%	05/25/40	$1,546,000	1,547,391
EFMT, Series 2026-INV2, Class B2(b)(c)	6.96%	02/25/30	1,159,000	1,122,491
EFMT, Series 2025-RTL1, Class M1(b)(c)(d)	6.39%	05/25/28	750,000	747,750
EFMT, Series 2026-NQM4, Class B1(b)(c)(d)	6.89%	04/25/71	2,877,000	2,853,696
EFMT 2026-INV8 B2	6.91%	08/25/71	1,635,000	1,547,691
Eurohome UK Mortgages 2007 -1 PLC, Series 2007-1, Class B2(c)	SONIA IR + 3.22%	06/15/44	£430,000	569,439
Eurosail 2006-2bl PLC, Series 2006-2X, Class D1C(c)(d)	SONIA IR + 0.92%	12/15/44	1,528,000	1,974,453
Eurosail 2006-3nc PLC, Series 2006-3X, Class D1A(c)(d)	3M EUR L + 0.90%	09/10/44	€1,414,000	1,530,704
Eurosail 2006-4np PLC, Series 2006-4X, Class D1C(c)(d)	SONIA IR + 0.92%	12/10/44	£645,564	826,263
Eurosail-UK 2007-5np PLC, Series 2007-5X, Class B1C(c)	SONIA IR + 2.14%	09/13/45	389,132	493,541
Exmoor Funding PLC, Series 2024-1, Class X(c)	SONIA IR + 8.00%	06/25/28	43,027	58,459
Fieldstone Mortgage Investment Trust, Series 2005-3, Class M2(c)	1M CME TERM SOFR + 0.79%	02/25/36	$1,626,000	563,572

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Fig Six Trust, Series 2026-PF1, Class E(b)(c)	7.49%	08/25/56	$1,342,000	$1,349,113
Fig Six Trust, Series 2026-PF1, Class A(b)(c)(d)	5.76%	08/25/56	6,509,000	6,502,491
FIGRE Trust, Series 2026-HE1, Class E(b)(c)	6.76%	01/25/56	1,015,000	997,440
FIGRE Trust, Series 2026-HE2, Class A(b)(c)(d)	5.05%	01/25/56	5,023,256	4,973,526
FIGRE Trust, Series 2026-HE2, Class E(b)(c)(d)	7.06%	01/25/56	3,370,000	3,396,286
FIGRE Trust, Series 2026-HE4, Class A(b)(c)(d)	5.30%	05/25/56	8,311,513	8,274,942
FIGRE Trust, Series 2026-HE2, Class F(b)(c)(d)	8.17%	01/25/56	1,178,000	1,198,261
FIGRE Trust, Series 2026-HE5, Class A(b)(c)(d)	5.61%	06/25/56	6,291,954	6,281,887
FIGRE Trust, Series 2026-HE4, Class E(b)(c)	7.27%	05/25/56	753,000	763,467
FIGRE Trust, Series 2026-HE1, Class A(b)(c)(d)	4.98%	01/25/56	1,948,889	1,920,630
FIGRE Trust, Series 2026-FL1, Class A1(b)(c)(d)	5.49%	03/25/56	4,103,765	4,088,170
FIGRE Trust, Series 2025-HE8, Class A(b)(c)(d)	5.21%	11/25/55	5,657,444	5,612,751
FIGRE Trust, Series 2025-HE3, Class E(b)(c)(d)	8.10%	05/25/55	750,000	791,400
FIGRE Trust, Series 2025-HE2, Class A(b)(c)(d)	5.78%	03/25/55	15,131,671	15,264,830
FIGRE Trust, Series 2025-HE1, Class A(b)(c)(d)	5.83%	01/25/55	1,466,252	1,489,272
FIGRE Trust, Series 2025-PF1, Class A(b)(c)	5.76%	06/25/55	907,921	918,271
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M3(c)	1M CME TERM SOFR + 0.86%	11/25/36	1,935,803	1,365,322
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2(c)	1M CME TERM SOFR + 0.71%	01/25/36	566,600	537,590
Freddie Mac STACR REMIC Trust, Series 2021-DNA2, Class B2(b)(c)	30D US SOFR + 4.91%	02/25/50	2,575,000	2,808,810
Freddie Mac STACR REMIC Trust, Series 2021-DNA1, Class B2(b)(c)	30D US SOFR + 4.75%	01/25/51	1,583,000	1,783,408
Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B2(b)(c)	30D US SOFR + 9.51%	09/25/50	477,000	617,572
Freddie Mac STACR REMIC Trust, Series 2020-DNA1, Class B2(b)(c)	30D US SOFR + 5.36%	01/25/50	838,000	937,806
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2(b)(c)	30D US SOFR + 5.65%	12/25/50	1,789,000	2,058,423
Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2(b)(c)	30D US SOFR + 10.11%	07/25/50	1,806,000	2,348,884
Fremont Home Loan Trust, Series 2004-C, Class M3(c)	1M CME TERM SOFR + 1.84%	08/25/34	170	-
FT RMBS Miravet, Series 2023-1, Class F(c)(d)	3M EUR L + 4.00%	11/26/66	€600,000	680,938
FT RMBS Miravet, Series 2023-1, Class E(c)(d)	3M EUR L + 3.00%	11/26/66	600,000	680,800
GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class B1(b)(c)	6.74%	11/25/55	$1,057,000	1,056,260
GSAA Home Equity Trust, Series 2007-8, Class A4(c)	1M CME TERM SOFR + 1.31%	08/25/37	539,747	292,975
Harben Finance, Series 2022-1RA, Class G(b)(c)	SONIA IR + 4.30%	09/28/26	£391,000	528,232
Hermitage 2024 PLC, Series 2024-1, Class E(c)	SONIA IR + 3.90%	04/21/33	129,862	177,157
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2005-D, Class M2(c)	1M CME TERM SOFR + 0.82%	03/25/36	$459,231	318,201
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-A, Class M1(c)	1M CME TERM SOFR + 0.71%	03/25/36	785,948	586,160
Home Equity Mortgage Loan Asset-Backed Trust Series INABS, Series 2006-C, Class M1(c)	1M CME TERM SOFR + 0.55%	08/25/36	681,969	814,475
Home Re, Ltd., Series 2026-1, Class M1C(b)(c)	30D US SOFR + 2.60%	01/25/31	1,673,000	1,682,369
Home Re, Ltd., Series 2026-1, Class M2(b)(c)	30D US SOFR + 3.20%	01/25/31	1,870,000	1,890,009
Home RE, Ltd., Series 2023-1, Class M1B(b)(c)(d)	30D US SOFR + 4.60%	10/25/33	314,029	319,524
HOMES, Series 2026-NQM2, Class A1(b)(c)(d)	5.49%	03/25/30	2,092,811	2,094,486
Homeward Opportunities Fund Trust, Series 2025-RRTL1, Class M1(b)(c)	6.83%	02/25/27	1,393,000	1,387,707
HSI Asset Securitization Corp. Trust, Series 2007-HE1, Class 1A1(c)	1M CME TERM SOFR + 0.25%	01/25/37	899,889	671,137
J.P. Morgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M3(c)	1M CME TERM SOFR + 0.67%	02/25/36	901,425	750,887
J.P. Morgan Mortgage Acquisition Trust, Series 2006-HE2, Class M2(c)	1M CME TERM SOFR + 0.59%	07/25/36	1,163,229	1,195,566

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Jeronimo Funding DAC, Series 2025-1, Class D(c)	3M EUR L + 3.00%	10/25/64	€757,000	$879,984
JP Morgan Mortgage Trust, Series 2026-LTV1, Class A1(b)(c)(d)	5.42%	09/25/56	$5,091,265	5,081,082
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1(b)(c)(d)	5.50%	03/25/30	2,467,585	2,467,338
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class D(c)	1M EUR L + 3.25%	01/26/65	€557,000	643,380
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class E(c)	1M EUR L + 4.25%	01/26/65	557,000	646,592
Kinbane 2024-RPL 1 DAC, Series 2024-RPL1X, Class F(c)	1M EUR L + 5.25%	01/26/65	749,000	886,234
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class D(c)(d)	1M EUR L + 3.25%	01/24/63	936,000	1,080,832
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class E(c)(d)	1M EUR L + 4.25%	01/24/63	1,310,000	1,514,666
Kinbane 2024-Rpl 2 DAC, Series 2024-RPL2X, Class F(c)(d)	1M EUR L + 5.25%	01/24/63	2,806,000	3,197,790
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class E(c)(d)	1M EUR L + 4.25%	06/24/78	1,798,000	2,061,697
Kinbane 2025-RPL1 DAC, Series 2025-RPL1X, Class F(c)(d)	1M EUR L + 5.50%	06/24/78	551,898	630,039
Landmark Mortgage Securities No 3 PLC, Series 2007-3, Class D(c)(d)	SONIA IR + 4.12%	04/17/44	£419,293	574,315
Lansdowne Mortgage Securities No 1 PLC, Series 2006-1, Class M2(c)(d)	3M EUR L + 0.84%	06/15/45	€1,850,000	1,481,640
Lehman Mortgage Trust, Series 2007-5, Class 6A1(c)	1M CME TERM SOFR + 0.43%	10/25/36	$3,157,546	1,103,878
Lehman Mortgage Trust, Series 2006-9, Class 1A5(c)	1M CME TERM SOFR + 0.71%	01/25/37	656,007	337,778
LHOME Mortgage Trust, Series 2025-RTL1, Class M1(b)(c)	7.02%	01/25/40	760,000	756,960
LHOME Mortgage Trust, Series 2025-RTL2, Class M1(b)(c)	7.70%	04/25/40	750,000	760,350
LHOME Mortgage Trust, Series 2024-RTL5, Class M1(b)(c)	6.82%	09/25/39	500,000	496,600
LHOME Mortgage Trust, Series 2026-RTL1, Class M1(b)(c)	5.99%	07/25/28	1,993,000	1,983,633
LHOME Mortgage Trust, Series 2025-RTL3, Class M1(b)(c)(d)	6.89%	02/25/28	750,000	749,475
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3(c)	1M CME TERM SOFR + 0.43%	11/25/36	2,832,413	789,676
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4(c)	1M CME TERM SOFR + 0.55%	11/25/36	2,453,047	671,154
Magen Capital Group Trust, Series 2026-RTL1, Class A2(b)(d)(f)	7.46%	09/25/28	750,000	748,650
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class D(c)	1M EUR L + 3.25%	06/24/27	€475,000	549,376
Merrion Square Residential 2024-1 DAC, Series 2024-1X, Class E(c)	1M EUR L + 4.25%	06/24/27	811,000	931,345
MFA, Series 2024-RTL3, Class A2(b)(f)	6.54%	05/25/28	$752,000	749,669
MFA, Series 2026-INVR1, Class A1(b)(c)(d)	5.39%	12/25/59	5,022,510	5,013,971
MFA, Series 2026-NQMR1, Class A1(b)(c)(d)	5.50%	11/25/67	6,202,769	6,197,807
Miravet 2025-1 DAC, Series 2025-1X, Class D(c)(d)	3M EUR L + 2.50%	03/28/28	€1,535,000	1,740,474
Miravet 2025-1 DAC, Series 2025-1X, Class E(c)(d)	3M EUR L + 3.50%	03/28/28	1,147,000	1,286,117
Miravet 2025-1 DAC, Series 2025-1X, Class F(c)(d)	3M EUR L + 4.00%	03/28/28	1,301,000	1,429,535
Molossus Btl PLC, Series 2024-1, Class F(c)	SONIA IR + 4.93%	10/18/26	£399,000	540,170
Molossus Btl PLC, Series 2024-1, Class X(c)	SONIA IR + 4.83%	10/18/26	73,728	100,708
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class M2(c)	1M CME TERM SOFR + 0.65%	02/25/36	$846,415	798,847
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class B2(b)(c)	6.99%	10/25/29	2,118,000	2,076,911
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class B2(b)(c)	6.62%	04/27/71	3,247,000	3,100,885
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM5, Class B1(b)(c)	6.62%	04/27/71	2,804,000	2,763,342
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM8, Class B1(b)(c)(d)	6.21%	10/25/29	2,255,000	2,230,646
Mortimer 2024-Mix PLC, Series 2024-MIX, Class X(c)	SONIA IR + 3.73%	06/22/28	£209,610	284,846
Nationstar Home Equity Loan Trust, Series 2007-B, Class M2(c)	1M CME TERM SOFR + 0.82%	04/25/37	$1,300,852	1,229,435
New Residential Mortgage Loan Trust, Series 2025-NQM7, Class B1(b)(c)	6.87%	10/26/65	1,440,000	1,443,888
New Residential Mortgage Loan Trust, Series 2026-NQM1, Class B2(b)(c)	6.58%	01/25/30	951,000	923,421
New Residential Mortgage Loan Trust, Series 2026-NQM4, Class B2(b)(c)	6.53%	02/25/66	1,060,000	1,012,194
Newgate Funding PLC, Series 2006-3X, Class CB(c)(d)	3M EUR L + 0.45%	12/01/50	€2,237,004	2,397,640
Newgate Funding PLC, Series 2007-1X, Class DB(c)	3M EUR L + 0.75%	12/01/50	539,307	566,963
Newgate Funding PLC, Series 2007-2X, Class E(c)	SONIA IR + 3.87%	12/15/50	£419,190	539,295

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
NYMT Loan Trust, Series 2025-CP1, Class M1(b)(c)(d)	3.75%	11/25/69	$2,168,000	$2,024,262
NYMT Loan Trust, Series 2026-INV2, Class B1(b)(c)(d)	6.64%	04/25/61	767,000	760,941
Ownit Mortgage Loan Trust, Series 2005-4, Class M1(c)	1M CME TERM SOFR + 0.94%	08/25/36	778,644	685,207
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW, Series 2005-WCW2, Class M5(c)	1M CME TERM SOFR + 1.13%	07/25/35	841,635	880,014
Point Securitization Trust, Series 2026-1, Class A1(b)(d)(f)	5.25%	02/25/29	8,641,355	8,516,919
Point Securitization Trust, Series 2026-1, Class A2(b)(d)(f)	6.50%	02/25/29	2,088,000	2,061,065
Point Securitization Trust, Series 2026-2, Class A1(b)(d)	5.25%	07/25/56	10,317,000	10,015,744
Point Securitization Trust, Series 2025-2, Class A2(b)(d)(f)	7.00%	08/25/28	2,223,000	2,205,438
Point Securitization Trust, Series 2025-2, Class A1(b)(d)(f)	5.75%	08/25/28	5,537,970	5,482,591
Point Securitization Trust, Series 2026-2, Class A2(b)(d)	6.50%	07/25/56	1,620,000	1,585,980
Point Securitization Trust, Series 2025-1, Class A1(b)(d)	6.25%	05/25/28	1,358,190	1,366,475
Polaris PLC, Series 2025-1, Class X(c)(d)	SONIA IR + 3.68%	02/26/68	£271,728	369,224
Polaris PLC, Series 2023-2, Class F(c)	SONIA IR + 8.75%	02/27/27	403,000	558,302
Polaris PLC, Series 2025-3, Class X1(c)(d)	SONIA IR + 3.59%	09/27/29	2,985,296	4,033,874
Polaris PLC, Series 2025-2, Class X1(c)(d)	SONIA IR + 3.45%	08/25/68	3,027,274	4,112,642
Polaris PLC, Series 2023-1, Class F(c)(d)	SONIA IR + 8.25%	02/23/61	1,499,000	2,036,032
Popular ABS Mortgage Pass-Through Trust, Series 2005-D, Class M1(f)	3.33%	01/25/36	$341,113	299,190
Popular ABS Mortgage Pass-Through Trust, Series 2005-5, Class MF1(f)	3.27%	11/25/35	405,256	330,446
PRPM, Series 2026-NQM2, Class A1(b)(c)(d)	5.26%	04/25/71	2,774,599	2,763,500
Radnor Re, Ltd., Series 2024-1, Class M1B(b)(c)	30D US SOFR + 2.90%	09/25/34	351,334	352,388
Radnor Re, Ltd., Series 2024-1, Class B1(b)(c)	30D US SOFR + 5.15%	09/25/34	150,000	155,340
RALI, Series 2007-QS9, Class A33	6.50%	07/25/37	3,741,780	3,168,540
Residential Accredit Loans, Inc., Series 2006-Q05, Class 1A2(c)(d)	1M CME TERM SOFR + 0.49%	05/25/46	810,886	835,699
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A5(c)	1M CME TERM SOFR + 0.81%	07/25/36	442,026	328,425
Residential Accredit Loans, Inc., Series 2006-QS9, Class 1A16(c)	1M CME TERM SOFR + 0.76%	07/25/36	299,826	216,535
Residential Asset Securitization Trust, Series 2005-A15, Class 2A10(c)	1M CME TERM SOFR + 0.56%	02/25/36	1,382,810	369,210
RMAC Securities No 1 PLC, Series 2006-NS4X, Class B1C(c)	3M EUR L + 0.85%	06/12/44	€342,256	377,491
Rochester Financing No 3 PLC, Series 2021-3, Class E(c)	SONIA IR + 3.50%	12/18/44	£404,000	545,849
Rochester Financing No 3 PLC, Series 2021-3, Class F(c)	SONIA IR + 3.50%	12/18/44	412,000	556,381
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class B1(b)(c)	7.74%	07/25/39	$890,000	916,967
Saluda Grade Alternative Mortgage Trust, Series 2026-LOC6, Class M3(b)(c)(d)	1M CME TERM SOFR + 2.60%	06/25/56	1,154,000	1,156,770
Saluda Grade Alternative Mortgage Trust, Series 2026-RTL7, Class A1(b)(d)(f)	5.75%	03/25/31	4,119,000	4,100,464
Santander Mortgage Asset Receivable Trust, Series 2026-NQM4, Class B2(b)(c)	6.52%	05/25/66	2,824,050	2,660,538
Shamrock Residential 2024-1 DAC, Series 2024-1A, Class E(b)(c)(d)	1M EUR L + 4.25%	01/24/28	€712,000	814,452
SMI Equity Release 2018-1 DAC, Series 2023-1, Class BRR(c)	3M EUR L + 5.00%	06/20/45	517,129	594,164
Soundview Home Loan Trust, Series 2005-OPT4, Class M2(c)(d)	1M CME TERM SOFR + 0.94%	12/25/35	$1,775,259	1,559,742
Soundview Home Loan Trust, Series 2006-OPT2, Class M1(c)	1M CME TERM SOFR + 0.56%	05/25/36	629,818	502,846
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A3(c)	1M CME TERM SOFR + 0.32%	06/25/37	1,622,506	1,027,046
Splitero Trust, Series 2025-1, Class A1(b)(d)(f)	5.75%	11/25/28	5,005,197	4,978,169
Splitero Trust, Series 2025-1, Class A2(b)(d)(f)	7.00%	11/25/28	4,537,000	4,475,750
Splitero Trust, Series 2026-1, Class A1(b)(f)	5.75%	05/25/29	4,023,000	3,981,563
Splitero Trust, Series 2026-1, Class A2(b)(f)	6.75%	05/25/29	2,213,000	2,160,995
Stratton Mortgage Funding 2024-1 PLC, Series 2024-1A, Class F(b)(c)	SONIA IR + 5.00%	06/20/60	£465,000	627,452

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
Stratton Mortgage Funding 2024-2 PLC, Series 2024-2X, Class E(c)	SONIA IR + 3.75%	06/28/50	£400,000	$539,690
Stratton Mortgage Funding PLC, Series 2024-3, Class E(c)(d)	SONIA IR + 3.75%	06/25/49	852,000	1,150,574
Stratton Mortgage Funding PLC, Series 2024-3, Class F(c)	SONIA IR + 4.75%	06/25/49	396,000	534,186
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A4(c)	1M CME TERM SOFR + 0.42%	09/25/36	$1,838,734	1,062,053
Structured Asset Investment Loan Trust, Series 2005-8, Class M2(c)	1M CME TERM SOFR + 0.86%	10/25/35	1,678,001	1,485,031
Structured Asset Investment Loan Trust, Series 2005-9, Class M2(c)(d)	1M CME TERM SOFR + 0.79%	11/25/35	1,360,898	1,216,098
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC6, Class M1(c)	1M CME TERM SOFR + 0.52%	01/25/37	600,680	557,611
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class E(c)	SONIA IR + 3.50%	01/20/27	£833,000	1,126,263
Towd Point Mortgage Funding 2024 - Granite 6 PLC, Series 2024-GR6X, Class F(c)	SONIA IR + 4.50%	01/20/27	556,000	752,418
Triangle Re, Ltd., Series 2021-2, Class B1(b)(c)	1M CME TERM SOFR + 7.61%	10/25/33	$469,000	472,893
Triangle Re, Ltd., Series 2021-3, Class B1(b)(c)	30D US SOFR + 4.95%	02/25/34	591,600	598,167
Triangle Re, Ltd., Series 2023-1, Class M1B(b)(c)(d)	30D US SOFR + 5.25%	11/25/33	1,015,000	1,041,897
TVC Mortgage Trust, Series 2025-RRTL1, Class A2(b)(f)	6.68%	10/25/27	1,005,000	1,002,889
TVC Mortgage Trust, Series 2025-RRTL1, Class M1(b)(c)	7.65%	10/25/27	750,000	746,850
Unison Trust, Series 2026-1, Class A(b)(c)	6.00%	02/25/29	3,424,456	3,278,574
Unison Trust, Series 2026-2, Class A(b)(c)	6.00%	06/25/29	2,960,926	2,798,371
Unlock HEA Trust, Series 2026-1, Class A(b)	5.75%	06/25/42	6,012,531	5,872,439
Unlock HEA Trust, Series 2025-2, Class A(b)(d)	6.00%	06/25/31	2,781,703	2,736,361
Unlock HEA Trust, Series 2025-2, Class B(b)(d)	7.25%	02/25/32	1,896,000	1,888,795
Uropa Securities PLC, Series 2007-1, Class B1A(c)(d)	SONIA IR + 1.47%	10/10/40	£531,032	672,153
Uropa Securities PLC, Series 2007-1, Class B1B(c)(d)	3M EUR L + 1.35%	10/10/40	€514,921	553,976
Uropa Securities PLC, Series 2007-1, Class B2A(c)	SONIA IR + 4.12%	10/10/40	£433,748	555,626
Vecht Residential B.V., Series 2023-1, Class X2(c)	3M EUR L + 5.80%	05/22/28	€385,854	457,397
Verus Securitization Trust, Series 2026-4, Class B1(b)(c)	6.67%	04/25/30	$750,000	750,225
VNTV 2025-RTL1 A2(b)(f)	8.01%	03/25/30	750,000	758,850
Vontive Mortgage Trust, Series 2025-RTL1, Class M(b)(f)	9.50%	03/25/27	2,854,000	2,896,239
Vontive Mortgage Trust, Series 2025-RTL1, Class A1(b)(f)	6.51%	03/25/27	1,794,000	1,800,100
Washington Mutual Asset-Backed Certificates WMABS, Series 2006-HE2, Class A3(c)	1M CME TERM SOFR + 0.41%	05/25/36	928,533	706,799
Total Residential				$408,078,859
Commercial (17.62%)
Avenue Of Americas Trust 2025-AOA, Series 2025-1301, Class G(b)(c)	8.82%	08/11/30	1,887,000	1,930,212
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class C(b)(c)	1M CME TERM SOFR + 2.11%	09/15/38	2,461,000	2,363,298
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class D(b)(c)	1M CME TERM SOFR + 2.86%	09/15/38	667,000	637,585
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E(b)(c)(d)	1M CME TERM SOFR + 3.86%	09/15/38	2,768,000	2,593,616
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class F(b)(c)	1M CME TERM SOFR + 5.11%	09/15/38	1,683,000	1,499,890
BANK5, Series 2026-5YR23, Class D(b)	4.50%	07/15/31	906,000	742,920
Benchmark, Series 2026-V22, Class XD(b)(c)(e)	1.85%	05/15/59	8,921,000	711,004
Benchmark Mortgage Trust, Series 2026-B43, Class XD(b)(c)(e)	2.14%	04/15/63	4,543,000	735,057
Benchmark Mortgage Trust, Series 2025-V13, Class HCE(b)(c)(d)	6.54%	01/15/30	858,000	804,890
Benchmark Mortgage Trust, Series 2025-V13, Class HCD(b)(c)	8.89%	01/15/30	2,435,000	2,503,423
Benchmark Mortgage Trust, Series 2020-IG3, Class T33B(b)(c)	3.13%	04/15/30	1,734,000	1,383,732
BWAY Mortgage Trust, Series 2021-1450, Class B(b)(c)(d)	1M CME TERM SOFR + 1.81%	09/15/36	762,000	760,247

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Series 2024-VLT5, Class E(b)(c)	7.87%	11/13/34	$1,852,000	$1,888,670
CD Mortgage Trust, Series 2019-CD8, Class XF(b)(c)(e)(h)	1.23%	08/15/29	15,000,000	747,000
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class E(b)	3.30%	10/10/47	338,138	34,118
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class E(b)(c)	4.76%	05/10/49	1,364,000	1,334,265
COLEM Mortgage Trust, Series 2022-HLNE, Class B(b)(c)(d)	2.46%	12/12/26	1,710,000	1,622,106
COMM Mortgage Trust, Series 2019-521F, Class A(b)(c)	1M CME TERM SOFR + 1.05%	06/15/34	2,150,000	2,120,330
COMM Mortgage Trust, Series 2021-2400, Class B(b)(c)	1M CME TERM SOFR + 1.86%	12/15/38	1,608,000	1,598,513
COMM Mortgage Trust, Series 2014-CR18, Class E(b)	3.60%	07/15/47	698,352	664,831
CSMC, Series 2020-FACT, Class B(b)(c)	1M CME TERM SOFR + 2.61%	10/15/37	1,000,000	974,600
CSMC, Series 2020-FACT, Class D(b)(c)	1M CME TERM SOFR + 4.32%	10/15/37	1,159,000	1,083,086
CSMC OA LLC, Series 2014-USA, Class F(b)	4.37%	09/15/37	2,253,000	1,721,517
CSMC Trust, Series 2017-PFHP, Class D(b)(c)	1M CME TERM SOFR + 2.30%	12/15/30	734,000	688,052
CVLR Trust, Series 2026-R3LX, Class E(b)(c)	1M CME TERM SOFR + 3.60%	06/15/28	3,801,000	3,810,503
DBWF Mortgage Trust, Series 2024-LCRS, Class E(b)(c)(d)	1M CME TERM SOFR + 4.19%	04/15/29	2,000,000	2,001,800
Great Wolf Trust, Series 2024-WOLF, Class G(b)(c)	1M CME TERM SOFR + 5.44%	03/15/29	2,780,000	2,821,700
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G(b)(c)	1M CME TERM SOFR + 4.26%	12/15/36	671,299	602,625
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class C(b)(c)	1M CME TERM SOFR + 2.26%	06/15/36	426,000	390,727
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class B(b)(c)	1M CME TERM SOFR + 1.86%	06/15/36	1,000,000	942,800
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class F(b)(c)(d)	1M CME TERM SOFR + 3.51%	12/15/36	2,229,597	2,067,282
GS Mortgage Securities Corp. Trust, Series 2021-ROSS, Class A(b)(c)	1M CME TERM SOFR + 1.41%	06/15/36	332,000	319,683
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class E(b)(c)(d)	1M CME TERM SOFR + 4.19%	09/15/26	15,054,000	15,108,194
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class F(b)(c)	1M CME TERM SOFR + 5.09%	09/15/26	2,303,000	2,311,061
ILPT Commercial Mortgage Trust, Series 2025-LPF2, Class E(b)(c)(d)	8.20%	07/13/30	5,969,000	6,057,341
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A(b)(c)	1M CME TERM SOFR + 1.61%	09/15/29	279,024	273,778
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C(b)(c)	1M CME TERM SOFR + 2.21%	09/15/29	135,000	126,954
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class E(b)(c)	PRIME + 0.96%	10/15/32	124,980	122,005
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class D(b)(c)	1M CME TERM SOFR + 2.46%	09/15/29	1,000,000	908,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2026-FUN, Class E(b)(c)	1M CME TERM SOFR + 3.55%	06/15/28	2,466,000	2,477,344
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class E(b)	3.50%	11/15/45	1,000,000	716,000
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class F(b)	3.59%	11/15/45	1,098,000	82,679
JW Trust, Series 2024-BERY, Class E(b)(c)	1M CME TERM SOFR + 3.54%	11/15/29	1,500,000	1,511,700
KRE Commercial Mortgage Trust, Series 2026-ICNA, Class D(b)(c)	1M CME TERM SOFR + 4.00%	04/15/28	2,153,000	2,165,057

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES (continued)
KSL Commercial Mortgage Trust, Series 2026-HT3, Class E(b)(c)	1M CME TERM SOFR + 3.75%	06/15/28	$1,246,000	$1,255,345
LONG Trust, Series 2026-ISL, Class E(b)(c)	1M CME TERM SOFR + 4.25%	06/15/28	6,144,000	6,159,360
MHP Commercial Mortgage Trust, Series 2025-MHIL2, Class F(b)(c)	1M CME TERM SOFR + 4.25%	09/15/27	2,116,000	2,132,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class G(b)(c)	4.41%	10/15/48	1,448,395	1,236,784
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class E(b)(c)	4.41%	10/15/48	2,035,000	1,992,265
Morgan Stanley Capital I Trust, Series 2014-150E, Class D(b)(c)(d)	4.30%	09/09/24	926,000	801,546
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class E(b)(c)	1M CME TERM SOFR + 3.45%	11/15/34	273,080	274,746
Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class C(b)(c)	4.25%	08/15/36	946,000	823,304
Natixis Commercial Mortgage Securities Trust, Series 2022-JERI, Class A(b)(c)	1M CME TERM SOFR + 1.55%	01/15/39	2,084,266	1,996,935
PLP, Ltd., Series 2021-2, Class C(b)	7.87%	10/31/52	2,822,006	1,936,178
PNW Trust, Series 2026-ARTE, Class E(b)(c)(d)	1M CME TERM SOFR + 5.01%	04/15/29	1,498,000	1,502,045
PRM7 Trust, Series 2025-PRM7, Class F(b)(c)	7.86%	11/10/30	7,330,000	7,191,463
SKY Trust, Series 2025-LINE, Class B(b)(c)	1M CME TERM SOFR + 3.69%	04/15/27	857,025	869,623
SMR Mortgage Trust, Series 2022-IND, Class E(b)(c)(d)	1M CME TERM SOFR + 5.00%	02/15/39	10,350,000	10,381,050
SMRT, Series 2022-MINI, Class F(b)(c)(d)	1M CME TERM SOFR + 3.35%	01/15/39	1,000,000	998,500
SMRT, Series 2022-MINI, Class E(b)(c)(d)	1M CME TERM SOFR + 2.70%	01/15/39	5,740,000	5,745,166
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M1(b)(c)	5.49%	12/25/33	1,025,737	1,006,453
Velocity Commercial Capital Loan Trust, Series 2026-3, Class M3(b)(c)(d)	6.96%	02/25/38	3,874,972	3,873,034
Velocity Commercial Capital Loan Trust, Series 2026-2, Class A(b)(c)(d)	5.45%	11/25/33	6,503,513	6,444,331
Velocity Commercial Capital Loan Trust, Series 2026-1, Class A(b)(c)(d)	5.10%	08/25/33	2,248,560	2,209,210
Velocity Commercial Capital Loan Trust, Series 2025-4, Class A(b)(c)(d)	5.19%	09/25/55	2,332,482	2,300,294
Velocity Commercial Capital Loan Trust, Series 2025-5, Class A(b)(c)(d)	5.32%	06/25/33	5,198,618	5,135,195
Velocity Commercial Capital Loan Trust, Series 2025-1, Class M1(b)(c)(d)	6.68%	12/25/32	646,214	653,581
Velocity Commercial Capital Loan Trust, Series 2025-1, Class A(b)(c)(d)	6.03%	07/25/32	5,815,541	5,837,640
Velocity Commercial Capital Loan Trust, Series 2024-6, Class M3(b)(c)	6.92%	06/25/34	743,861	741,853
Velocity Commercial Capital Loan Trust, Series 2024-2, Class M4(b)(c)	10.70%	04/25/54	356,009	365,408
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A(b)(c)(d)	1.96%	06/25/28	827,874	715,035
Velocity Commercial Capital Loan Trust, Series 2025-3, Class A(b)(c)(d)	5.87%	12/25/32	2,137,918	2,140,269
Wells Fargo Commercial Mortgage Trust, Series 2025-DWHP, Class E(b)(c)(d)	1M CME TERM SOFR + 6.44%	04/15/27	2,444,000	2,555,935
Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class CGA(b)(d)	9.00%	12/15/30	1,222,000	1,245,218
Wells Fargo Commercial Mortgage Trust, Series 2025-5C7, Class CGB(b)	10.00%	12/15/30	1,222,000	1,245,585
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class F(b)	3.32%	11/15/47	1,584,000	1,528,243
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class G(b)	3.32%	11/15/47	1,091,863	991,958
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class D(b)(c)(d)	4.15%	08/15/46	1,401,053	1,010,860
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class E(b)(d)	3.32%	11/15/47	773,000	751,975
Wilmot Plaza Mezz Loan, Class F(h)	11.15%	10/01/31	2,000,000	2,000,000
Total Commercial				$164,010,010

TOTAL MORTGAGE-BACKED SECURITIES (Cost $565,552,580)				$572,088,869

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
ASSET-BACKED SECURITIES (46.31%)
Automobile (24.07%)
ACC Trust, Series 2022-1, Class C(b)	3.24%	10/20/52	$800,564	$56,440
ACM Auto Trust 2024-2, Series 2024-2A, Class B(b)	9.21%	08/20/31	287,356	288,419
ACM Auto Trust 2025-1, Series 2025-1A, Class B(b)	7.87%	10/20/26	750,000	748,350
Ares Lusitani-STC SA / Pelican Finance 2, Series 2021-2, Class E(c)	6.40%	01/25/35	€59,205	66,878
Arivo Acceptance Auto Loan Receivables Trust 2022-2, Series 2022-2A, Class C(b)	9.84%	11/16/26	$1,718,000	1,657,183
Arivo Acceptance Auto Loan Receivables Trust 2024-1, Series 2024-1A, Class D(b)	12.55%	01/15/28	1,792,000	1,974,963
Arivo Acceptance Auto Loan Receivables Trust 2025-1, Series 2025-1A, Class E(b)(d)	7.30%	07/15/29	1,849,000	1,793,160
Arivo Acceptance Auto Loan Receivables Trust 2026-1, Series 2026-1A, Class E(b)	8.72%	08/15/30	2,255,000	2,263,343
Asset-Backed European Securitisation Transaction Twenty-Three Sarl, Series 2024-23, Class M(c)	1M EUR L + 6.20%	03/21/34	€690,142	810,701
Auto ABS Spanish Loans Fondo Titulizacion, Series 2022-1, Class D(c)	1M EUR L + 4.25%	02/28/32	94,415	110,646
Auto Abs Spanish Loans FT, Series 2022-1, Class E(c)	1M EUR L + 5.25%	02/28/30	528,722	610,838
Auto ABS Spanish Loans FT, Series 2024-1, Class D(c)	1M EUR L + 2.90%	09/28/38	1,055,732	1,224,691
Auto ABS Spanish Loans FT, Series 2024-1, Class E(c)	1M EUR L + 4.00%	09/28/38	302,796	352,758
AutoFlorence 2 Srl, Series 2021-2, Class F	5.00%	12/24/44	10,259	11,731
Autoflorence 4 Srl, Series 2025-4, Class D(c)	1M EUR L + 4.96%	12/24/44	1,949,000	2,245,633
Autonoria DE 2025 FCT, Series 2025-DE, Class G(c)(d)	1M EUR L + 5.14%	04/25/46	3,900,000	4,520,558
Autonoria Spain 2021 FT, Series 2021-SP, Class G(c)	5.25%	01/31/39	91,561	104,429
Autonoria Spain 2022 FT, Series 2022-SP, Class G(c)	1M EUR L + 12.00%	01/31/40	947,087	1,160,266
Autonoria Spain 2023 FT, Series 2023-SP, Class F(c)	1M EUR L + 6.90%	09/30/41	408,989	497,322
Autonoria Spain 2025 FT, Series 2025-SP, Class F(c)	1M EUR L + 3.76%	04/30/43	3,030,146	3,518,935
Autonoria Spain 2025 FT, Series 2025-SP, Class G(c)	1M EUR L + 5.38%	04/30/43	712,976	828,396
BBVA Consumer Auto Fondo De Titulizacion, Series 2022-1, Class E(c)	3M EUR L + 8.00%	02/17/36	208,565	253,321
BBVA Consumer Auto FT, Series 2024-1, Class D(c)	3M EUR L + 5.40%	10/22/29	234,305	277,424
BBVA Consumer Auto FT, Series 2024-1, Class E(c)	3M EUR L + 8.20%	10/22/29	984,082	1,192,876
BBVA Consumer Auto FT, Series 2024-1, Class Z(c)	3M EUR L + 7.90%	10/22/29	510,582	593,473
Bridgecrest Lending Auto Securitization Trust, Series 2026-3, Class E	7.36%	04/15/30	$3,438,000	3,455,878
Carvana Auto Receivables Trust, Series 2026-P2, Class R(b)(h)	N/A(g)	06/12/34	2,680	1,371,961
Carvana Auto Receivables Trust, Series 2026-P1, Class XS(b)	N/A(g)	03/10/34	84,800	7,895,591
Carvana Auto Receivables Trust, Series 2026-P1, Class R(b)(h)	N/A(g)	03/10/34	6,000	3,115,472
Carvana Auto Receivables Trust, Series 2025-P3, Class XS(b)	N/A(g)	03/10/31	70,519	4,839,074
Carvana Auto Receivables Trust, Series 2025-P2, Class XS(b)	N/A(g)	11/10/30	70,519	1,601,581
Carvana Auto Receivables Trust, Series 2024-N3, Class E(b)	7.66%	09/10/29	1,250,000	1,248,750
Carvana Auto Receivables Trust, Series 2024-P4, Class R(b)(h)	N/A(g)	06/10/30	2,000	575,110
Carvana Auto Receivables Trust, Series 2024-P3, Class XS(b)(c)	N/A(g)	09/10/32	74,640	1,352,594
Carvana Auto Receivables Trust, Series 2023-N4, Class E(b)(d)	9.56%	11/10/28	2,107,000	2,235,527
Carvana Auto Receivables Trust, Series 2023-N1, Class E(b)	10.46%	03/10/28	3,645,000	3,866,980
Carvana Auto Receivables Trust, Series 2025-P1, Class R(b)(h)	N/A(g)	03/10/33	1,400	529,588
Consumer Portfolio Services Auto Trust, Series 2025-A, Class E(b)	7.65%	03/15/29	1,000,000	1,029,700
CPS Auto Receivables Trust, Series 2026-B, Class E(b)(d)	7.14%	11/15/33	2,786,000	2,745,324
CPS Auto Receivables Trust, Series 2026-C, Class E(b)	7.65%	09/16/30	2,028,000	2,042,804
Dowson PLC, Series 2024-1, Class F(c)(d)	SONIA IR + 6.95%	08/20/31	£2,305,000	3,157,521
Dowson PLC, Series 2026-1, Class F(c)(d)	SONIA IR + 4.70%	05/20/33	869,000	1,173,297
ECARAT DE, Series 2024-1, Class F(c)	1M EUR L + 4.67%	11/25/35	€238,749	278,115
ECARAT DE SA Compartment, Series 2025-2, Class F(c)(d)	1M EUR L + 4.46%	02/25/37	2,100,000	2,431,482
ECARAT DE SA Compartment Lease, Series 2026-1, Class G(c)(d)	1M EUR L + 4.69%	10/25/34	5,200,000	6,016,015
ECARAT DE SA Compartment Lease, Series 2026-1, Class F(c)(d)	1M EUR L + 4.00%	10/25/34	2,100,000	2,430,029
ECARAT DE SA Compartment Lease, Series 2025-1, Class E(c)(d)	1M EUR L + 3.20%	05/25/34	7,443,728	8,657,344
ECARAT DE SA Compartment Lease, Series 2025-1, Class F(c)(d)	1M EUR L + 4.50%	05/25/34	3,190,169	3,738,622
ECARAT DE SA Compartment Lease, Series 2026-1, Class E(c)(d)	1M EUR L + 2.90%	10/25/34	7,100,000	8,216,632
E-Carat UK PLC, Series 2026-1, Class E(c)(d)	SONIA IR + 2.70%	01/26/34	£1,963,000	2,650,381

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
E-Carat UK PLC, Series 2026-1, Class F(c)(d)	SONIA IR + 4.35%	01/26/34		£2,238,000	$3,021,678
E-Carat UK PLC, Series 2026-1, Class G(c)(d)	SONIA IR + 5.33%	01/26/34		3,004,000	4,057,932
Exeter Automobile Receivables Trust 2022-3, Series 2022-3A, Class E(b)	9.09%	02/16/27		$1,396,000	1,414,288
Exeter Automobile Receivables Trust 2022-4, Series 2022-4A, Class E(b)(d)	8.23%	03/15/30		3,961,000	4,039,032
Exeter Automobile Receivables Trust 2022-5, Series 2022-5A, Class E(b)	10.45%	04/15/30		1,989,000	2,072,936
Exeter Automobile Receivables Trust 2022-6, Series 2022-6A, Class E(b)(d)	11.61%	06/17/30		2,611,000	2,789,070
Exeter Automobile Receivables Trust 2025-5, Series 2025-5A, Class E(b)	7.15%	06/15/33		1,226,000	1,224,651
Exeter Automobile Receivables Trust 2026-2, Series 2026-2A, Class E(b)(d)	7.54%	11/15/33		3,712,000	3,738,355
Exeter Automobile Receivables Trust 2026-3, Series 2026-3A, Class E(b)	7.42%	07/17/34		4,801,000	4,806,761
FCT Autonoria DE 2023, Series 2023-DE, Class F(c)(d)	1M EUR L + 7.50%	01/26/43		€126,826	154,774
FCT Autonoria DE 2023, Series 2023-DE, Class G(c)(d)	1M EUR L + 10.50%	01/26/43		126,425	154,152
FinBe USA Trust 2025-1, Series 2025-1A, Class C(b)(d)	8.74%	06/15/28		$6,185,000	6,193,041
Flagship Credit Auto Trust, Series 2021-1, Class R(b)(h)	N/A(g)	04/17/28		3,636	103,352
Flagship Credit Auto Trust, Series 2022-2, Class E(b)	8.20%	06/15/29		926,000	61,579
Flagship Credit Auto Trust, Series 2022-4, Class E(b)	12.66%	01/15/30		1,398,000	843,413
Flagship Credit Auto Trust, Series 2023-3, Class E(b)	9.74%	06/17/30		1,000,000	656,500
FTA Santander Consumer Spain Auto, Series 2022-1, Class E(c)	3M EUR L + 12.00%	09/20/38		€165,193	204,320
FTA Santander Consumer Spain Auto, Series 2023-1, Class E(c)	3M EUR L + 7.25%	12/22/30		1,025,798	1,255,630
Golden Bar Securitisation Srl, Series 2023-2, Class E(c)(d)	3M EUR L + 8.50%	09/22/43		1,615,516	1,974,493
GRDN 2024-1 B	4.49%	12/31/49	SEK	16,519,625	1,745,559
LAD Select Auto Receivables Trust, Series 2026-A, Class E(b)	7.45%	02/15/30		$1,969,000	1,975,695
Merchants Fleet Funding LLC, Series 2024-1A, Class E(b)	9.35%	01/20/28		1,000,000	1,005,900
Metro Finance, Series 2025-2, Class E(c)(d)	1M BBSW + 2.70%	04/16/32	A$	2,490,000	1,754,690
Metro Finance, Series 2026-1, Class E(c)(d)	1M BBSW + 3.05%	07/16/29		1,050,000	740,669
Pony SA, Series 2024-1, Class E(c)	1M EUR L + 3.75%	08/14/28		€356,449	417,730
Prestige Auto Receivables Trust 2025-1, Series 2025-1A, Class E(b)	8.45%	05/15/29		$888,000	886,579
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2024-3A, Class D(b)(d)	9.04%	03/25/33		3,076,962	3,095,116
Research-Driven Pagaya Motor Asset Trust 2023-4, Series 2024-3A, Class E(b)(d)	12.00%	03/25/33		738,208	733,778
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class D(b)	10.18%	02/25/27		1,327,160	1,333,928
Research-Driven Pagaya Motor Asset Trust 2025-1, Series 2025-1A, Class E(b)(d)	12.00%	06/27/33		1,507,000	1,464,503
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class E(b)(d)	11.09%	12/25/26		1,923,760	1,941,267
Research-Driven Pagaya Motor Asset Trust 2025-3, Series 2025-3A, Class F(b)(d)	12.00%	11/25/26		6,388,588	6,042,965
Research-Driven Pagaya Motor Asset Trust 2025-4, Series 2025-4A, Class E(b)(d)	10.74%	07/25/27		3,035,000	3,129,996
Research-Driven Pagaya Motor Asset Trust 2026-1, Series 2026-1A, Class E(b)	11.07%	01/25/35		1,350,000	1,342,440
Research-Driven Pagaya Motor Asset Trust 2026-2, Series 2026-2A, Class D(b)(d)	6.86%	04/25/28		4,000,000	3,911,200
Research-Driven Pagaya Motor Asset Trust 2026-3, Series 2026-3A, Class D(b)	8.37%	03/26/35		10,204,000	10,033,593
Research-Driven Pagaya Motor Asset Trust 2026-R1, Series 2026-R1A, Class D(b)	7.72%	08/25/29		4,599,000	4,529,555
Research-Driven Pagaya Motor Asset Trust VII, Series 2022-3A, Class C(b)	10.04%	11/25/30		2,046,336	2,101,996
Research-Driven Pagaya Motor AssetTrust 2026-4, Series 2026-4A, Class D(b)	8.62%	05/25/35		6,975,000	6,852,937

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Research-Driven Pagaya Motor AssetTrust 2026-4, Series 2026-4A, Class XS(b)(h)	10.00%	05/25/35		$1,263,000	$1,206,418
Research-Driven Pagaya Motor Trust 2025-5, Series 2025-5A, Class CERT(b)(h)	N/A(g)	06/26/34		3,097,000	4,393,988
Research-Driven Pagaya Motor Trust 2025-6, Series 2025-6A, Class E(b)	10.53%	12/25/27		4,102,000	4,099,949
SAFCO Auto Receivables Trust 2024-1, Series 2024-1A, Class E(b)	10.85%	01/18/30		500,000	519,150
Santander Consumer Finance SA/NOMA, Series 2023-1, Class B(c)	12.37%	10/31/33	DKK	4,857,608	754,393
SCF Rahoituspalvelut XIII DAC, Series 2024-13, Class E(c)	1M EUR L + 7.72%	02/25/29		€500,000	601,011
TAGUS - Sociedade de Titularizacao de Creditos SA/Silk Finance No 5, Series 2020-5, Class D(d)	7.25%	02/25/35		547,066	620,863
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2, Series 2021-2, Class F(c)	1M EUR L + 5.49%	09/20/38		101,662	115,165
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 3, Series 2022-3, Class E(c)(d)	1M EUR L + 6.50%	06/23/39		549,174	661,132
Tricolor Auto Securitization Trust, Series 2025-2A, Class E(b)	8.35%	10/15/28		$600,000	75,420
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class F(b)	16.56%	04/15/27		700,000	107,380
Tricolor Auto Securitization Trust 2024-2, Series 2024-2A, Class E(b)	10.44%	04/15/27		700,000	179,620
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class E(b)	8.64%	11/15/27		1,400,000	276,360
Tricolor Auto Securitization Trust 2024-3, Series 2024-3A, Class F(b)	13.51%	11/15/27		1,320,000	196,680
Trustee for Metro Finance, Series 2023-1, Class E(c)	1M BBSW + 7.00%	02/18/29	A$	263,701	187,332
Trustee for Metro Finance, Series 2023-1, Class F(c)	1M BBSW + 8.75%	02/18/29		171,049	121,753
United Auto Credit Securitization Trust, Series 2022-1, Class E(b)	5.00%	11/10/28		$391,547	392,526
United Auto Credit Securitization Trust, Series 2023-1, Class E(b)	10.98%	09/10/29		529,000	549,472
United Auto Credit Securitization Trust, Series 2024-1, Class E(b)	10.45%	06/10/27		2,554,000	2,637,260
United Auto Credit Securitization Trust, Series 2025-1, Class E(b)(d)	7.71%	03/10/28		1,926,000	1,775,387
USASF Receivables LLC, Series 2021-1A, Class D(b)	4.36%	03/15/27		1,125,000	113
Veros Auto Receivables Trust, Series 2026-2, Class D(b)	6.01%	01/12/32		1,113,000	1,118,231
Veros Auto Receivables Trust, Series 2025-1, Class D(b)(d)	8.79%	05/17/32		1,583,000	1,636,189
Veros Auto Receivables Trust, Series 2026-1, Class D(b)	5.66%	07/15/31		2,262,000	2,262,226
Veros Auto Receivables Trust, Series 2026-1, Class E(b)	7.74%	07/15/31		1,131,000	1,146,834
Veros Auto Receivables Trust, Series 2026-2, Class E(b)	7.96%	01/12/32		750,000	757,875
Total Automobile					$224,016,886
Consumer (14.45%)
ACHV ABS Trust, Series 2024-3AL, Class E(b)(d)	7.00%	12/26/31		477,761	480,914
Affirm Asset Securitization Trust, Series 2024-B, Class E(b)	7.35%	05/17/27		4,983,000	5,004,925
Affirm Asset Securitization Trust, Series 2025-X2, Class CERT(b)(h)	N/A(g)	10/15/30		31,818	1,178,853
Aurorus 2023 BV, Series 2023-1, Class E(c)	1M EUR L + 5.35%	10/12/26		€393,702	458,572
Aurorus 2023 BV, Series 2023-1, Class F(c)	1M EUR L + 7.35%	10/12/26		244,840	284,194
Aurorus 2023 BV, Series 2023-1, Class G(c)(d)	1M EUR L + 9.10%	10/12/26		1,493,033	1,770,550
Brignole Co., Series 2024-2024, Class D(c)(d)	1M EUR L + 4.00%	02/24/42		240,097	278,910
Brignole Co., Series 2024-2024, Class E(c)(d)	1M EUR L + 5.75%	02/24/42		456,779	536,836
Brignole Co., Series 2024-2024, Class F(c)	1M EUR L + 7.48%	02/24/42		224,619	266,707
Brignole CQ, Series 2024-2024, Class X(c)	1M EUR L + 3.09%	09/24/40		155,099	179,242
Cherry Securitization Trust 2025-1, Series 2025-1A, Class C(b)	9.34%	10/16/28		$750,000	768,150
Cherry Securitization Trust 2026-1, Series 2026-1A, Class D(b)	8.16%	07/17/28		750,000	755,850
Compartment BL Consumer Credit 2024, Series 2024-1, Class E(c)	1M EUR L + 4.10%	03/25/27		€438,000	509,714
Compartment BL Consumer Credit 2024, Series 2024-1, Class F(c)	1M EUR L + 5.80%	03/25/27		462,000	538,230
Equify ABS 2024-1 LLC, Series 2024-1A, Class D(b)	7.77%	05/15/28		$500,000	498,500
FCT Noria 2021, Series 2021-1, Class F(c)	1M EUR L + 3.70%	10/25/49		€116,950	135,370
FCT Noria 2021, Series 2021-1, Class G	5.95%	10/25/49		204,663	233,404
Fortuna Consumer Loan Abs DAC, Series 2026-1, Class F(c)(d)	1M EUR L + 4.59%	10/18/37		2,500,000	2,904,137
FTA Santander Consumo 6, Series 2024-6, Class E(c)	3M EUR L + 5.50%	09/21/29		5,674,597	6,678,968
FTA Santander Consumo 6, Series 2024-6, Class F(c)	3M EUR L + 8.10%	03/21/27		2,024,907	2,379,568
GAMMA Sociedade de Titularizacao de Creditos, Series 2024-2, Class E(c)	3M EUR L + 5.35%	02/25/34		1,048,639	1,219,486

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 1, Series 2022-1, Class D(c)(d)	3M EUR L + 8.00%	06/28/33		€745,106	$906,204
GAMMA Sociedade de Titularizacao de Creditos SA Consumer Totta 3, Series 2025-3, Class E(c)(d)	3M EUR L + 3.30%	10/25/35		2,789,007	3,220,563
GoodLeap Home Improvement Solutions Trust 2024-1, Series 2024-1A, Class C(b)	8.94%	04/20/33		$737,857	754,828
GoodLeap Home Improvement Solutions Trust 2025-1, Series 2025-1A, Class C(b)	7.83%	02/20/49		955,114	948,237
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class E(b)(d)	8.75%	10/27/59		374,539	388,060
GreenSky Home Improvement Issuer Trust 2025-1, Series 2025-1A, Class E(b)(d)	8.65%	03/25/60		1,056,222	1,087,697
GreenSky Home Improvement Issuer Trust 2025-2, Series 2025-2A, Class E(b)(d)	7.79%	06/25/60		900,674	908,870
Latitude Australia Credit Card Master Trust, Series 2024-2, Class E(c)	1M BBSW + 4.20%	03/22/29	A$	879,000	623,262
Latitude Australia Personal Loans, Series 2026-1, Class E(c)(d)	1M BBSW + 2.95%	03/18/30		2,260,000	1,592,769
Lendingpoint Asset Securitization Trust, Series 2022-B, Class C(b)	8.45%	10/15/29		$465,721	134,780
Marlette Funding Trust 2021-2, Series 2021-2A, Class R(b)(h)	N/A(g)	09/15/31		1,686	21,626
Noria DE 2024, Series 2024-DE1, Class F(c)(d)	1M EUR L + 4.50%	02/25/43		€884,261	1,022,923
Noria DE 2024, Series 2024-DE1, Class G(c)(d)	1M EUR L + 7.25%	02/25/43		568,454	674,377
Oportun Funding Trust, Series 2024-3, Class D(b)	9.60%	01/18/28		$800,000	811,040
Pagaya AI Debt Grantor Trust, Series 2024-5, Class D(b)	12.97%	10/15/31		334,572	336,512
Pagaya AI Debt Grantor Trust, Series 2025-5, Class E(b)(d)	9.70%	03/15/33		1,805,412	1,823,827
Pagaya AI Debt Grantor Trust, Series 2025-5, Class F(b)(d)	12.00%	03/15/33		1,199,954	1,170,195
Pagaya AI Debt Grantor Trust, Series 2025-R3, Class E(b)(d)	8.93%	01/18/33		1,162,138	1,163,765
Pagaya AI Debt Grantor Trust, Series 2026-1, Class D(b)	5.74%	11/15/27		3,974,408	3,957,715
Pagaya AI Debt Grantor Trust, Series 2026-1, Class E(b)	9.23%	09/15/27		5,048,707	5,081,019
Pagaya AI Debt Grantor Trust, Series 2026-3, Class D(b)	6.93%	05/15/28		3,171,000	3,173,854
Pagaya AI Debt Grantor Trust, Series 2026-3, Class E(b)	10.16%	01/15/28		6,035,000	6,062,761
Pagaya AI Debt Grantor Trust, Series 2026-4, Class E(b)	10.73%	01/16/34		4,272,000	4,285,670
Pagaya AI Debt Grantor Trust 2024-6 and Pagaya AI Debt Trust, Series 2024-6, Class D(b)	11.35%	11/15/31		351,192	352,773
Pagaya AI Debt Selection Trust, Series 2020-3, Class CERT(b)(c)(e)(h)	N/A(g)	05/17/27		510,470	38
Pagaya AI Debt Selection Trust, Series 2021-1, Class C(b)	4.09%	11/15/27		10,120	10,126
Pagaya AI Debt Selection Trust, Series 2024-7, Class D(b)(d)	10.90%	12/15/31		367,400	369,237
Pagaya AI Debt Selection Trust, Series 2026-5, Class D(b)	7.07%	03/15/34		2,216,000	2,223,756
Pagaya AI Debt Trust, Series 2025-4, Class E(b)(d)	11.60%	01/17/33		4,111,929	4,217,606
Pagaya AI Debt Trust, Series 2025-R1, Class E(b)	12.11%	06/15/32		57,300	57,558
Pagaya AI Debt Trust, Series 2026-R1, Class D(b)	5.75%	12/15/33		1,027,389	1,019,889
Pagaya Point of Sale Holdings Grantor Trust, Series 2025-1, Class E(b)(d)	11.28%	01/20/33		3,000,000	3,038,400
Plenti PL-Green ABS Trust, Series 2024-1, Class F(c)	1M BBSW + 7.80%	06/11/35	A$	280,057	198,734
Plenti PL-Green ABS Trust, Series 2024-2, Class F(c)(h)	1M BBSW + 4.90%	04/11/36		675,448	477,506
Purchasing Power Funding LLC, Series 2026-A, Class E(b)	7.54%	02/15/28		$750,000	738,000
RCKT Trust 2025-PL1, Series 2025-1A, Class E(b)	7.12%	07/25/34		1,750,000	1,734,600
RCKT Trust 2025-PL1, Series 2025-1A, Class R1(b)(h)	N/A(g)	07/25/34		328,000	1,716,068
RCKT Trust 2025-PL2, Series 2025-2A, Class R1(b)(h)	N/A(g)	11/27/34		164,000	736,951
Republic Finance Issuance Trust, Series 2024-B, Class D(b)(d)	8.83%	10/22/29		2,084,000	2,130,890
SABADELL CONSUMO 2 FDT, Series 2022-2, Class E(c)	1M EUR L + 7.75%	12/24/34		€389,302	463,100
Santander Consumo 10 FT, Series 2026-10, Class F(c)	3M EUR L + 4.80%	05/22/41		3,600,000	4,105,974
Sunbit Asset Securitization Trust, Series 2025-1, Class D(b)	7.92%	02/15/28		$4,140,000	4,187,610
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class E(c)(d)	1M EUR L + 8.50%	07/27/29		€424,764	514,445
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 1, Series 2023-1, Class F	15.00%	07/27/29		77,230	94,569
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class D(c)	1M EUR L + 4.00%	10/27/42		719,022	851,095

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class E(c)	1M EUR L + 5.65%	10/27/42		€497,785	$585,718
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2, Series 2024-2, Class F(c)	1M EUR L + 8.50%	10/27/42		497,785	595,018
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class D(c)(d)	1M EUR L + 3.00%	10/27/43		2,100,000	2,428,092
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class E(c)(d)	1M EUR L + 4.40%	10/27/43		1,100,000	1,281,626
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 3, Series 2025-3, Class F(c)	1M EUR L + 5.39%	10/27/43		4,400,000	5,084,385
UPG HI Issuer Trust, Series 2025-2, Class C(b)	8.80%	04/25/32		$1,367,000	1,363,446
Upgrade Master Pass-Thru Trust, Series 2025-P1, Class CERT(b)(h)	N/A(g)	01/15/30		2,000,000	886,595
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(b)(h)	N/A(g)	04/20/30		500,000	57,273
Upstart Pass-Through Trust, Series 2022-ST2, Class CERT(b)(h)	N/A(g)	04/20/30		1,500,000	171,819
Upstart Pass-Through Trust, Series 2021-ST4, Class CERT(b)(h)	N/A(g)	07/20/27		8,621,000	43,790
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT(b)(h)	N/A(g)	07/20/27		5,172,000	39,166
Upstart Pass-Through Trust, Series 2021-ST7, Class CERT(b)(h)	N/A(g)	09/20/29		7,000,000	131,369
Upstart Pass-Through Trust, Series 2021-ST8, Class CERT(b)(h)	N/A(g)	10/20/29		2,966,000	83,667
Upstart Pass-Through Trust, Series 2021-ST9, Class CERT(b)(h)	N/A(g)	11/20/29		1,000,000	58,054
Upstart Securitization Trust, Series 2026-3, Class D(b)	7.20%	07/20/36		4,580,000	4,549,314
Upstart Securitization Trust, Series 2026-2, Class D(b)(d)	7.35%	05/20/36		3,119,000	3,141,769
Upstart Securitization Trust, Series 2026-1, Class D(b)	7.32%	03/20/36		2,183,000	2,190,204
Upstart Securitization Trust, Series 2025-4, Class D(b)	7.67%	11/20/35		2,734,000	2,798,796
Upstart Securitization Trust, Series 2025-3, Class D(b)(d)	7.41%	09/20/35		1,369,000	1,390,767
Upstart Securitization Trust, Series 2025-2, Class D(b)(d)	8.00%	06/20/35		2,433,000	2,498,204
Upstart Securitization Trust, Series 2023-2, Class C(b)	11.87%	06/20/33		923,209	959,399
Upstart Securitization Trust, Series 2024-1, Class C(b)	8.68%	11/20/34		1,867,000	1,941,120
Upstart Securitization Trust, Series 2023-2, Class C(b)	11.87%	04/20/28		369,614	384,102
Upstart Securitization Trust, Series 2023-1, Class C(b)	11.10%	02/20/33		200,715	201,518
Upstart Securitization Trust, Series 2022-2, Class C(b)	8.43%	11/20/26		673,656	492,577
Upstart Securitization Trust, Series 2021-4, Class CERT(b)(h)	N/A(g)	09/20/31		6,175	104,251
Upstart Securitization Trust, Series 2025-1, Class C(b)	9.27%	04/20/35		1,028,000	1,085,260
Upstart Structured Pass-Through Trust, Series 2022-4A, Class C(b)	10.90%	11/15/30		1,355,216	1,359,011
UPX HIL Issuer Trust, Series 2025-1, Class C(b)	7.67%	06/25/32		741,000	742,482
Zip Master Trust, Series 2024-2, Class E(c)	1M BBSW + 6.00%	09/10/27	A$	740,000	530,589
Zip Master Trust, Series 2025-1, Class E(c)(d)	1M BBSW + 4.00%	07/10/28		1,140,000	807,685
Total Consumer					$134,437,625
Other Asset-Backed Securities (7.79%)
Avant Loans Funding Trust, Series 2025-REV1, Class D(b)(d)	8.39%	12/15/28		$4,768,000	4,811,866
Avant Loans Funding Trust, Series 2026-REV1, Class E(b)	8.44%	05/15/30		1,427,000	1,444,124
BBVA Consumer FT, Series 2025-1, Class E(c)	3M EUR L + 6.00%	11/21/31		€2,963,008	3,480,609
CFG Investments, Ltd., Series 2025-1, Class B(b)(d)	9.16%	07/25/29		$2,343,000	2,364,790
Conn's Receivables Funding LLC, Series 2024-A, Class C(b)	10.34%	01/16/29		1,042,522	510,314
Flagstar Bank NA(c)(d)	3M CME TERM SOFR + 3.04%	11/06/28		8,612,000	8,437,683
Foundation Finance Trust 2025-2, Series 2025-2A, Class E(b)	8.35%	04/15/52		1,165,866	1,196,412
Island Finance Trust 2025-1, Series 2025-1A, Class C(b)	10.00%	03/19/35		802,000	809,298
Island Finance Trust 2025-1, Series 2025-1A, Class B(b)	7.95%	03/19/35		750,000	756,675
Mariner Finance Issuance Trust 2025-A, Series 2025-AA, Class E(b)(d)	8.64%	07/20/30		750,000	764,925
MMP Capital LLC, Series 2025-A, Class C(b)	8.41%	12/15/31		750,000	762,825
Mosaic Solar Loan Trust 2022-1, Series 2022-1A, Class B(b)	3.16%	03/20/36		185,241	126,612
Mosaic Solar Loan Trust 2022-2, Series 2022-2A, Class B(b)	5.13%	09/20/36		1,071,114	789,947
Mosaic Solar Loan Trust 2023-2, Series 2023-2A, Class A(b)	5.36%	08/20/37		266,827	249,297
Mosaic Solar Loan Trust 2024-2, Series 2024-2A, Class B(b)	6.30%	09/20/40		1,094,159	858,477
National Collegiate Student Loan Trust, Series 2005-3, Class B(c)	1M CME TERM SOFR + 0.61%	07/27/37		1,512,833	1,232,354

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust 2021-B, Series 2021-BA, Class R(b)(h)	N/A(g)	07/15/69		$2,514	$612,145
NMEF Funding LLC, Series 2025-B, Class E(b)(d)	7.66%	01/18/33		3,500,000	3,576,650
NOW Trust, Series 2025-2, Class E(c)(d)	1M BBSW + 2.80%	09/14/29	A$	2,320,000	1,630,973
NOW Trust, Series 2025-1, Class E(c)	1M BBSW + 3.50%	02/14/34		992,372	701,554
NP SPE IX LP, Series 2019-1A, Class A2(b)(d)	3.24%	09/20/26		$3,367,509	3,125,048
NP SPE X LP, Series 2021-1A, Class A1(b)	2.23%	09/19/26		1,029,376	948,776
Oportun Funding Trust, Series 2025-1, Class D(b)	8.27%	08/16/32		750,000	752,325
Oportun Issuance Trust, Series 2025-B, Class E(b)(d)	9.40%	05/09/33		2,250,000	2,222,325
Oportun Issuance Trust, Series 2026-A, Class D(b)	6.28%	01/09/34		4,423,000	4,389,827
Oportun Issuance Trust, Series 2026-A, Class E(b)	9.38%	01/09/34		1,404,000	1,375,078
SBL Holdings, Inc.(b)(c)(i)	5Y US TI + 5.62%	12/31/99		7,200,000	6,526,991
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46		10,720	107,746
SoFi Professional Loan Program, Series 2021-B, Class R1(b)(h)	N/A(g)	02/15/47		14,625	302,293
SoFi Professional Loan Program, Series 2021-A, Class R1(b)(h)	N/A(g)	08/17/43		35,142	243,699
SoFi Professional Loan Program, Series 2020-B, Class R1(b)(h)	N/A(g)	05/15/46		15,664	249,777
SoFi Professional Loan Program, Series 2018-D, Class R1(b)(h)	N/A(g)	02/25/48		27,236	165,952
SoFi Professional Loan Program, Series 2019-A, Class R1(b)(h)	N/A(g)	06/15/48		32,016	172,947
SoFi Professional Loan Program, Series 2020-A, Class R1(b)(h)	N/A(g)	05/15/46		14,661	147,356
Stream Innovations 2025-1 Issuer Trust, Series 2025-1A, Class D(b)(d)	8.40%	09/15/45		2,055,937	2,110,624
Sunrise Spv 97 Srl, Series 2025-2, Class E(c)(d)	1M EUR L + 2.85%	10/27/50		€3,860,000	4,488,439
Sunrise Spv 98 Srl, Series 2026-1, Class E(c)(d)	1M EUR L + 2.85%	04/27/51		2,989,000	3,457,018
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class E(b)(d)	11.53%	06/15/28		$3,206,000	3,409,260
Upgrade Receivables Trust 2024-1, Series 2024-1A, Class D(b)	8.90%	03/15/28		3,020,000	3,094,594
Youni Italy Srl, Series 2025-1, Class X(c)	1M EUR L + 4.00%	04/25/35		€56,035	65,133
Total Other Asset-Backed Securities					$72,472,738

TOTAL ASSET-BACKED SECURITIES (Cost $450,171,364)					$430,927,249

CORPORATE BONDS (0.11%)
Arbor Realty SR, Inc.(b)	8.50%	12/15/28		$1,074,000	1,036,895

TOTAL CORPORATE BONDS (Cost $1,070,017)					$1,036,895

COLLATERALIZED LOAN OBLIGATIONS (7.57%)
AB BSL CLO 6, Ltd., Series 2026-6A, Class ER(b)	3M CME TERM SOFR + 6.15%	07/20/39		$2,563,000	$2,563,000
Abry Liquid Credit CLO 2026-3, Ltd., Series 2026-3A, Class E(b)	3M CME TERM SOFR + 4.90%	04/20/39		1,878,000	1,850,581
AGL CLO 24, Ltd., Series 2025-24A, Class ER(b)	3M CME TERM SOFR + 6.84%	03/31/38		1,916,000	1,830,546
Apex Credit Clo 13, Ltd., Series 2026-13A, Class E(b)	3M CME TERM SOFR + 7.50%	01/22/39		4,235,000	4,258,716
Arini US CLO IV, Ltd., Series 2026-4A, Class D(b)	3M CME TERM SOFR + 2.95%	01/15/39		1,281,000	1,289,326
Arini US CLO IV, Ltd., Series 2026-4A, Class E(b)	3M CME TERM SOFR + 5.60%	01/15/39		3,358,000	3,407,027
Bain Capital Credit CLO 2018-2, Series 2018-2A, Class F(b)	3M CME TERM SOFR + 7.86%	07/19/31		1,538,000	764,232
Bain Capital Credit CLO 2018-2, Series 2018-2X, Class F	3M CME TERM SOFR + 7.86%	07/19/31		192,000	95,405
Bain Capital Credit CLO 2020-4, Ltd., Series 2025-4A, Class ERR(b)	3M CME TERM SOFR + 6.75%	10/20/36		2,751,000	2,624,729
Brant Point Clo 2023-2, Ltd., Series 2026-2A, Class ER(b)	3M CME TERM SOFR + 6.15%	01/29/39		3,031,000	2,992,809

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Brant Point CLO 2025-9, Ltd., Series 2026-9A, Class A1(b)	3M CME TERM SOFR + 6.15%	01/20/39	$7,120,000	$7,130,680
Bridge Street CLO II, Ltd., Series 2026-1A, Class ER(b)	3M CME TERM SOFR + 6.85%	01/20/39	2,087,000	2,080,739
Cedar Funding X CLO, Ltd., Series 2024-10A, Class ER2(b)	3M CME TERM SOFR + 6.75%	10/20/37	2,115,000	2,064,663
Chenango Park CLO, Ltd., Series 2018-1A, Class D(b)	3M CME TERM SOFR + 6.06%	04/15/30	751,000	715,628
CQS US Clo 6, Ltd., Series 2026-6A, Class E(b)(d)	3M CME TERM SOFR + 6.85%	03/31/39	971,000	995,081
Croton Park CLO, Ltd., Series 2024-1A, Class E(b)	3M CME TERM SOFR + 5.55%	10/15/36	1,342,000	1,273,424
Crown City CLO VI, Series 2024-6A, Class E(b)	3M CME TERM SOFR + 6.50%	07/15/37	2,686,000	2,706,951
CTM CLO 2026-4, Ltd., Series 2026-4A, Class E(b)	3M CME TERM SOFR + 5.50%	07/20/39	927,000	927,000
GCM CLO 2026-2, Ltd., Series 2026-2A, Class D1(b)	3M CME TERM SOFR + 2.70%	07/20/39	2,373,000	2,373,000
GCM CLO 2026-2, Ltd., Series 2026-2A, Class E(b)	3M CME TERM SOFR + 5.10%	07/20/39	1,528,000	1,528,000
Harvest US CLO 2023-1, Ltd., Series 2026-1A, Class ER(b)	3M CME TERM SOFR + 6.10%	01/15/37	2,117,000	2,042,482
ICG US Clo 2021-1, Ltd., Series 2021-1A, Class E(b)	3M CME TERM SOFR + 6.59%	04/17/34	1,150,000	1,072,490
Invesco US CLO 2024-1, Ltd., Series 2024-1RA, Class ER(b)	3M CME TERM SOFR + 7.40%	04/15/37	1,795,000	1,675,991
Man Capital CLO 2021-2R, Ltd., Series 2026-2RA, Class ER(b)	3M SOFR + 7.18%, 7.18% Floor%	04/17/39	781,000	775,455
Mountain Point CLO 1, Ltd., Series 2026-1A, Class E(b)(d)	3M CME TERM SOFR + 6.00%	04/20/39	2,457,000	2,476,410
Northwoods Capital XV, Ltd., Series 2025-15A, Class ER3(b)	3M CME TERM SOFR + 7.25%	03/20/38	934,000	870,675
OCP CLO 2019-17, Ltd., Series 2026-17A, Class ER3(b)	3M CME TERM SOFR + 5.50%	07/19/39	750,000	750,000
OHA Credit Funding 4, Ltd., Series 2019-4A, Class SUB(b)(h)	N/A(g)	10/22/32	820,000	492,000
OZLM XI, Ltd., Series 2017-11X, Class ER	3M CME TERM SOFR + 8.71%	10/30/30	164,947	-
Palmer Square CLO 2020-3, Ltd., Series 2025-3A, Class DR3(b)	3M CME TERM SOFR + 6.50%	11/15/36	1,795,000	1,736,663
Palmer Square CLO 2022-3, Ltd., Series 2024-3A, Class ER(b)	3M CME TERM SOFR + 6.50%	07/20/37	1,451,000	1,376,564
Polus US Clo III, Ltd., Series 2026-3A, Class D1(b)(d)	3M CME TERM SOFR + 3.20%	01/20/39	2,049,000	2,071,539
Rad CLO 12, Ltd., Series 2025-12A, Class DR(b)	3M CME TERM SOFR + 6.65%	07/30/40	3,179,000	3,143,077
RR 7, Ltd., Series 2026-7AR, Class DR2(b)	3M CME TERM SOFR + 5.25%	10/15/39	750,000	750,000
Taberna Preferred Funding II, Ltd., Series 2005-2A, Class B(b)	3M CME TERM SOFR + 1.16%	11/05/35	529,000	101,833
TCW CLO 2025-2, Ltd., Series 2025-2A, Class E(b)	3M CME TERM SOFR + 6.25%	01/15/39	982,000	976,108
TPG CLO 2025-2, Ltd., Series 2025-2A, Class D1(b)(d)	3M CME TERM SOFR + 3.25%	01/21/39	3,464,000	3,483,745

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount		Fair Value
COLLATERALIZED LOAN OBLIGATIONS (continued)
Wellfleet CLO 2022-2, Ltd., Series 2024-2A, Class ER(b)	3M CME TERM SOFR + 7.75%	10/18/37		$3,422,000	$3,191,699

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $71,308,160)					$70,458,268

PRIVATE SECURED DEBT (5.18%)
Banco Invex, S.A., Series 2025-1, Tranche C	7.90%	08/28/34	MX$	54,000,000	3,118,143
BriteCap SPV 3 LLC, Loan Facility(c)(h)(j)	1M CME TERM SOFR + 6.75%	06/30/27		$6,636,031	6,636,031
Bullock Legal Group, Loan Facility(h)(j)	1M CME TERM SOFR + 13.00%, 18.00 Floor%	03/28/28		2,889,584	2,852,019
Burns Charest LLP, Delayed Draw Term Loan Participation Interest(h)(j)	1M CME TERM SOFR + 16.00%%	02/27/30		2,386,026	2,386,026
Cherry SPV VI LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 10.50%	01/27/28		110,011	110,011
Experity Ventures SPV IV LLC, Series 2025-I, Class B	12.00%	12/20/26		3,425,000	3,429,795
Jonas Catalog Holdings I, LLC, Term Loan(h)(j)	11.00%	09/19/29		2,044,803	2,044,803
Matthew R. Stubbs, LLC, Tranche B Facility Interest(h)	12.00%	03/23/27		6,385,429	6,385,429
Mercury Broadband, LLC, Delayed Draw Term Loan(h)(j)	1M CME TERM SOFR + 6.00%	01/09/31		1,216,500	1,216,500
Parafin Mezz(h)(j)	9.91%	05/11/29		1,234,622	1,234,622
Reach Consumer 2022-1, LLC, Class B Facility(h)(j)	1M CME TERM SOFR + 7.00%	11/27/27		2,550,000	2,550,001
RRRR Repo Funding Trust, Series 2025-1 Pass-Through Certificates, Series 2026-1, Class PT2(b)(h)(j)	11.00%	01/27/27		8,383,475	8,383,475
RSD Funding 2025, LLC, Participation Interest(h)(j)	12.00%	09/13/27		3,258,644	3,258,644
SWF Funding LLC, Loan Facility(c)(h)(j)	1M CME TERM SOFR + 8.00%	09/23/27		3,712,031	3,837,623
SWF Funding LLC, Loan Facility, Tranche 2(h)(j)	1M CME TERM SOFR + 7.00%%	09/23/28		712,963	712,963

TOTAL PRIVATE SECURED DEBT (Cost $47,626,011)					$48,156,085

	Rate	Shares	Fair Value
EQUITY (4.76%)
Common Stocks (2.19%)
Apollo Commercial Real Estate Finance, Inc.		100,000	$662,000
Blackstone Mortgage Trust, Inc.		100,000	1,454,000
Invesco Senior Loan ETF		725,000	14,782,750
Starwood Property Trust, Inc.		114,000	1,821,720
TPG RE Finance Trust, Inc.		211,740	1,687,568

TOTAL Common Stocks (Cost $21,840,869)			$20,408,038
Preferred Stocks (2.57%)(c)(i)(k)
Brighthouse Financial, Inc.	6.60%	102,100	1,424,295
Brighthouse Financial, Inc.	5.38%	190,198	2,168,257
Chimera Investment Corp.	8.00%	55,806	1,348,063
Enstar Group, Ltd.	7.00%	36,042	822,118
KKR Real Estate Finance Trust, Inc.	6.50%	158,970	2,928,227
New York Mortgage Trust, Inc., Series D	8.00%	142,534	3,390,884
New York Mortgage Trust, Inc., Series E	7.88%	37,020	930,683
PPL Home Healthcare(h)	12.00%	3,000,000	3,000,000
Rithm Capital Corp.	6.38%	227,261	5,565,622
TPG RE Finance Trust, Inc.	6.25%	127,534	2,360,654

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Description	Rate	Maturity Date(a)	Principal Amount	Fair Value
Preferred Stocks (continued)

TOTAL Preferred Stocks (Cost $24,073,856)				$23,938,803

TOTAL EQUITY (Cost $45,914,725)				$44,346,841

Description	Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS (8.52%)
United States Treasury Bill	3.54%	08/25/26	$10,000,000	$9,978,055
United States Treasury Bill	3.54%	10/08/26	50,000,000	49,663,655
United States Treasury Bill	3.77%	12/31/26	20,000,000	19,681,928

TOTAL SHORT-TERM INVESTMENTS (Cost $79,319,787)				$79,323,638

	7-Day Yield	Shares	Fair Value
MONEY MARKET FUNDS (5.70%)
BlackRock Liquidity Funds T-Fund	3.57%	49,299,253	$49,299,253
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.59%	2,227,521	2,227,521
BNY Mellon U.S. Treasury Fund, Institutional Class	3.51%	1,505,037	1,505,037

TOTAL MONEY MARKET FUNDS (Cost $53,031,811)			$53,031,811

Fair Value
TOTAL INVESTMENTS (139.62%) (Cost $1,313,994,455)	$1,299,369,656

Liabilities in Excess of Other Assets (-39.62%)(l)	(368,747,917)
NET ASSETS (100.00%)	$930,621,739

Percentages above are stated as a percentage of net assets as of July 31, 2026

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

SONIA IR - Sterling Overnight Index Average

BBSW - Bank Bill Swap Rate

SOFR - Secured Overnight Financing Rate

Reference Rates as of July 31, 2026:

1M EUR L - 1 Month EURIBOR was 2.21%

3M EUR L - 3 Month EURIBOR was 2.48%

1M BBSW - 1 Month BBSW was 4.32%

5Y US TI - US Treasury Yield was 4.45%

30D US SOFR - 30 Day US SOFR was 3.62%

1M CME TERM SOFR - CME Term SOFR 1 Month was 3.66%

3M CME TERM SOFR - CME Term SOFR 3 Month was 3.75%

SONIA - SONIA Overnight Interest Rate was 3.73%

(a)	The maturity date for credit investments represents the expected maturity. Many of the instruments are callable through cash flows on the underlying securities or other call features. Expected maturity may be earlier than legal maturity.
(b)	Securities not registered under the Securities Act of 1933, as amended (the "Securities Act"). These securities generally involve certain transfer restrictions and may be sold in the ordinary course of business in transactions exempt from registration. As of July 31, 2026, the aggregate market value of those securities was $772,281,272, representing 82.99% of net assets.
(c)	Floating or variable rate security. The Reference Rate is described above. Interest rate shown reflects the rate in effect at July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

(d)	On July 31, 2026, all or a portion of these securities were pledged as collateral for reverse repurchase agreements in the amount of $514,723,235.
(e)	Interest only security.
(f)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2026.
(g)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(h)	This security has been classified as level 3 in accordance with ASC 820 as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(i)	Perpetual maturity.
(j)	Securities have associated unfunded commitments of $3,699,000 to Reach Cap One Mezz 2025, $4,148,824 to SWF Funding LLC, Loan Facility, $1,689,989 to Cherry SPV VI LLC, $491,356 to RSD Funding 2025, LLC, Participation Interest, $110,417 to Bullock Legal Group, Loan Facility, $2,455,197 to Jonas Catalog Holdings I, LLC, Term Loan, $283,500 to Mercury 1L DDTL 2025, $33,974 to Burns Charest LLP, $863,969 to BriteCap SPV 3 LLC, Loan Facility, $1,492,378 to Parafin Mezz GS, $1,366,525 to RRRR Repo Funding Trust, Series 2025-1 Pass-Through Certificates respectively.
(k)	Non-income producing security.
(l)	Includes cash being held as collateral for derivatives and reverse repurchase agreements.

DERIVATIVE INSTRUMENTS

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION (OVER THE COUNTER)(a)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CMBX BBB-Index, Series 15	Morgan Stanley	3.00%	USD	11/18/64	7.18%	$7,000,000	$(995,137)	$1,300,625	$305,488
Markit CMBX BB Index, Series 14	Morgan Stanley	5.00%	USD	12/16/72	19.65%	2,000,000	(602,500)	808,750	206,250
							$(1,597,637)	$2,109,375	$511,738

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - SELL PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 46	ICE	5.00%	USD	6/20/31	3.09%	$41,987,001	$3,177,172	$(3,112,556)	$64,615
Markit CDX NA High Yield Index, Series 45	ICE	5.00%	USD	12/20/30	2.92%	237,162	18,046	(18,123)	(76)
							$3,195,218	$(3,130,679)	$64,539

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES ISSUE - BUY PROTECTION (CENTRALLY CLEARED)

Reference Obligations	Counterparty	Fixed Deal Receive Rate	Currency	Maturity Date	Implied Credit Spread at July 31, 2026(b)	Notional Amount(c)	Value	Upfront Premiums Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX NA High Yield Index, Series 44	ICE	5.00%	USD	6/20/30	2.63%	$38,112	$(3,021)	$2,667	$(354)
Markit CDX NA High Yield Index, Series 41	ICE	5.00%	USD	12/20/28	2.19%	5,880	(364)	304	(60)
Markit CDX NA High Yield Index, Series 43	ICE	5.00%	USD	12/20/29	2.48%	1,464	(110)	58	(52)
							$(3,495)	$3,029	$(466)

Credit default swaps pay quarterly.

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

INTEREST RATE SWAP CONTRACTS (CENTRALLY CLEARED)

Pay/Receive Floating Rate	Clearing House	Floating Rate	Expiration Date	Notional Amount	Currency	Fixed Rate	Unrealized Appreciation/ (Depreciation)
Receive	LCH Ltd.	SOFR	09/20/2027	$35,502,000	USD	3.92%	$36,924
Receive	LCH Ltd.	SOFR	09/20/2030	48,294,000	USD	3.98%	250,113
Receive	LCH Ltd.	SOFR	09/20/2029	6,456,000	USD	3.98%	24,205
Receive	LCH Ltd.	SOFR	09/20/2028	35,007,000	USD	3.99%	78,745
Receive	LCH Ltd.	SOFR	09/20/2032	1,926,000	USD	4.01%	14,925
							$404,912

1WS Credit Income Fund	Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

FUTURES CONTRACTS - SHORT (CENTRALLY CLEARED)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	380	September 2026	$(78,131,563)	$268,252
5-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	1,762	September 2026	(186,730,704)	1,597,360
10-YR U.S. TREASURY NOTE	Wells Fargo Securities, LLC	Short	66	September 2026	(7,128,000)	95,785
AUD/USD CURRENCY	Wells Fargo Securities, LLC	Short	74	September 2026	(5,203,680)	(17,737)
EUR/BOB CURRENCY	Wells Fargo Securities, LLC	Short	4	September 2026	(525,190)	3,697
EUR/USD CURRENCY	Wells Fargo Securities, LLC	Short	556	September 2026	(80,272,500)	264,088
GBP/USD CURRENCY	Wells Fargo Securities, LLC	Short	337	September 2026	(28,396,462)	(182,870)
MXN/USD CURRENCY	Wells Fargo Securities, LLC	Short	108	September 2026	(3,107,160)	(26,690)
SEK/USD CURRENCY	Wells Fargo Securities, LLC	Short	8	September 2026	(1,684,400)	3,324
					$(391,179,659)	$2,005,209

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital.com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.

See Notes to Quarterly Consolidated Schedule of Investments

1WS Credit Income Fund	Notes to Quarterly Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

1WS Credit Income Fund (“1WS Credit” or the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously offers its shares of beneficial interest (“Shares”). 1WS Credit operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, has adopted a policy to make quarterly repurchase offers at a price equal to net asset value (“NAV”) per Share of at least 5% of outstanding Shares.

1WS Credit’s investment objective is to seek attractive risk-adjusted total returns through generating income and capital appreciation. 1WS Credit will seek to achieve its investment objective by investing in a wide array of predominantly structured credit and securitized debt instruments. There can be no assurance that the Fund’s investment objective will be achieved.

1WS Credit was organized as a Delaware statutory trust on July 20, 2018 pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. 1WS Credit had no operations from that date to March 4, 2019, commencement of operations, other than those related to organizational matters and the registration of its Shares under applicable securities laws. 1WS Credit wholly owns and consolidates 1WSCI Sub I, LLC (the “Cayman Islands SPV”), an exempted company incorporated in the Cayman Islands on February 22, 2019. The Cayman Islands SPV is an investment vehicle formed to make certain investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the Cayman Islands SPV pursuant to a limited liability agreement dated March 1, 2019. 1WS Credit also wholly owns and consolidates 1WSCIF REIT, LLC (the “REIT SPV”), a Delaware limited liability company formed on February 21, 2024, to make certain real estate investments on behalf of 1WS Credit. 1WS Credit is the managing and sole member of the REIT SPV pursuant to a limited liability agreement dated February 21, 2024. The REIT SPV completed a private placement of 125 shares of Class A Non-Voting Preferred Units (the “Preferred Units”) for aggregate gross proceeds of $125,000. The Preferred Units have a liquidation preference of $1,000 per share, plus an amount equal to accrued but unpaid dividends. The Preferred Units’ dividends are cumulative at a rate of 12.0% per annum of the initial $1,000 purchase price. For the period ended July 31, 2026, the Fund had investments in the Cayman Islands SPV and REIT SPV which comprised 8.13% and 0.19%, respectively, of the Fund's total net assets. Where context requires, the “Fund” includes the Fund, the Cayman Islands SPV and the REIT SPV. The Fund is deemed to be an individual reporting segment.

1WS Capital Advisors, LLC (the “Adviser” or “1WS”) serves as the investment adviser of the Fund. 1WS is a Delaware limited liability company that is registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”). The Adviser is controlled by its managing member, One William Street Capital Management, L.P. (“OWS”), which is also registered with the SEC as an investment adviser. The Fund’s portfolio manager and other personnel of the Adviser have substantial experience in managing investments and investment funds, including funds which have investment programs similar to that of the Fund.

The Fund currently offers Institutional (“Class I”) Shares and Brokerage Class ("Class A-2") Shares (collectively, the "Share Classes"). Both Share Classes of the Fund are being offered on a continuous basis at the NAV per Share calculated each day. Class A-2 Shares are offered subject to a maximum sales charge of 3.00% of their offering price and an asset-based distribution/shareholder servicing fee not to exceed 0.75% of its net assets and Class I shares are not subject to any sales load or asset-based distribution fee. Class A-2 Shares purchased without a sales charge may be subject to a 1.50% contingent deferred sales charge ("CDSC"). The Fund received exemptive relief from the SEC to issue multiple classes of Shares and to impose asset-based distribution fees as applicable. Class I and Class A-2 shares commenced operations on March 4, 2019 and May 1, 2021, respectively.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund's income, expenses (other than class specific service and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The accompanying consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States dollars. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance for investment companies under Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies, including accounting for investments at fair value.

The preparation of these consolidated schedule of investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated schedule of investments and accompanying notes. The Adviser believes that the estimates utilized in preparing the schedule of investments are reasonable and prudent; however, actual results could differ from such estimates and the differences could be material.

1WS Credit Income Fund	Notes to Quarterly Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Consolidation: 1WS Credit consolidates its investment in the Cayman Islands SPV and its investment in the REIT SPV because 1WS Credit is the sole shareholder of these entities. In accordance with ASC 810, Consolidation, the accompanying consolidated schedule of investments include the Cayman Islands SPV’s and REIT SPV’s assets and liabilities and results of operations. All investments held by the Cayman Islands SPV and REIT SPV are disclosed in the Consolidated Schedule of Investments. All intercompany accounts and transactions have been eliminated upon consolidation.

Investment Transactions: Investment transactions are accounted for on a trade-date basis for financial reporting purposes and amounts payable or receivable for trades not settled at the time of year end are reflected as liabilities and assets, respectively. Interest is recorded on an accrual basis. Realized gains and losses on investment transactions reflected in the Consolidated Statement of Operations are recorded on a first-in, first-out basis. Premiums on fixed-income securities and discounts on non-distressed fixed-income securities are amortized and recorded within interest income in the Consolidated Statement of Operations.

The Fund may enter into derivative contracts for economic hedging purposes or to gain synthetic exposures to certain investments (“Derivatives”). Derivatives are financial instruments whose values are based on an underlying asset, index, or reference rate and include futures, swaps, swaptions, options, or other financial instruments with similar characteristics.

The Board of Trustees (the “Board”) has adopted valuation policies and procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Adviser, the Fund's "Valuation Designee" (as such term is defined in Rule 2a-5 of the 1940 Act).

Fund Valuation: Class I and Class A-2 Shares are continuously offered at NAV. The NAV per share of each class is determined daily. The Fund's NAV per share is calculated by subtracting liabilities (including accrued expenses and indebtedness) from the total assets of the Fund (the value of the investments plus cash or other assets, including interest accrued but not yet received). The Fund's NAV is then allocated pro-rata between the share classes, adjusting for share class specific liabilities. The NAV of each share class is then divided by the total number of Shares outstanding of each share class at each day's end.

NOTE 3. PORTFOLIO VALUATION

ASC 820 Fair Value Measurement defines fair value as an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value and maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing the use of the most observable input when available.

Valuation inputs broadly refer to the assumptions market participants would use in pricing the asset or liability, including assumptions about risk. ASC 820 distinguishes between: (i) observable inputs, which are based on market data obtained from parties independent of the reporting entity, and (ii) unobservable inputs, which reflect the Adviser’s own assumptions about the judgments market participants would use. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. When a valuation uses multiple inputs from varying levels of the fair value hierarchy, the hierarchy level is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1— Inputs that are unadjusted, quoted prices in active markets for identical assets or liabilities.

Level 2— Inputs (other than quoted prices included in Level 1) that are observable, either directly or indirectly.

Level 3— Inputs that are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the asset or liability. This includes situations where there is little, if any, market activity for the asset or liability.

Generally, the Fund expects to be able to obtain pricing from independent third-party sources on the majority of its investments. These third-party pricing sources utilize a confluence of model driven analysis, matrix pricing as well as actual trade and market color to price investments. However, in certain circumstances where such pricing from the third-party sources is difficult or impractical to obtain, the Fund may fair value certain investments using internal manager marks. As of July 31, 2026, 3.59% of the investments held by the Fund were valued using internal manager marks.

The following factors may be pertinent in determining fair value: security covenants, call protection provisions and information rights; cash flows, the nature and realizable value of any collateral; the debt instrument's ability to make payments; the principal markets and financial environment in which the debt instrument operates; publicly available financial ratios of peer companies; changes in interest rates for similar debt instruments; and enterprise values, among other relevant factors.

1WS Credit Income Fund	Notes to Quarterly Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

Determination of fair value involves subjective judgments and estimates. Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of these investments may differ significantly from the values that would have been used had such market quotations existed for such investments, and any such differences could be material. Accordingly, under current accounting standards, the notes to the Fund’s consolidated financial statements will refer to the uncertainty with respect to the possible effect of such valuations, and any change in such valuations, on the Fund’s financial statements.

The following tables summarize the Fund’s financial instruments classified as assets and liabilities measured at fair value by level within the fair value hierarchy as of July 31, 2026:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities	$–	$402,394,336	5,684,523	$408,078,859
Commercial Mortgage-Backed Securities	–	161,263,010	2,747,000	164,010,010
Asset-Backed Securities	–	411,922,419	19,004,830	430,927,249
Common Stock	20,408,038	–	–	20,408,038
Corporate Bonds	–	1,036,895	–	1,036,895
Collateralized Loan Obligations	–	69,966,268	492,000	70,458,268
Private Secured Debt	–	6,547,938	41,608,147	48,156,085
Preferred Stocks	20,938,803	–	3,000,000	23,938,803
Short-Term Investments	79,323,638	–	–	79,323,638
Money Market Funds	53,031,811	–	–	53,031,811
Total	$173,702,290	$1,053,130,866	$72,536,500	$1,299,369,656
Derivative Instruments
Assets:
Credit Default Swap Contracts	$–	$576,353	$–	$576,353
Interest Rate Swap Contracts	–	404,912	–	404,912
Future Contract	2,232,506	–	–	2,232,506
Liabilities:
Credit Default Swap Contracts	$–	$(542)	$–	$(542)
Future Contract	(227,297)	–	–	(227,297)
Total	$2,005,209	$980,723	$–	$2,985,932

There were no changes in valuation technique.

1WS Credit Income Fund	Notes to Quarterly Consolidated Schedule of Investments

July 31, 2026 (Unaudited)

The following table discloses the purchase of Level 3 portfolio investments as well as the value of transfers into or out of Level 3 for the period ended July 31, 2026 of the Fund’s Level 3 portfolio investments:

	Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Asset Backed Securities	Private Secured Debt	Preferred Stock	Collateralized Loan Obligations	Total
Balance as of October 31, 2025	$–	$4,267,737	$21,567,750	$35,327,701	$–	$–	$61,163,188
Accrued discount/ premium	–	(10,044)	4,796,345	91,919	–	(80,464)	4,797,756
Return of Capital	–	–	–	–	–	–	–
Realized Gain/(Loss)	–	–	(13,708,629)	(11,460)	–	–	(13,720,089)
Change in Unrealized Appreciation/(Depreciation)	28,189	7,045	(2,649,726)	372,930	60,000	(87,590)	(2,269,152)
Purchases	5,656,334	785,067	9,357,044	33,895,480	2,940,000	–	52,633,925
Sales Proceeds(1)	–	(2,302,805)	–	(21,520,485)	–	660,054	(23,163,236)
Transfer into Level 3	–	–	477,506	–	–	–	477,506
Transfer out of Level 3	–	–	(835,460)	(6,547,938)	–	–	(7,383,398)
Balance as of July 31, 2026	$5,684,523	$2,747,000	$19,004,830	$41,608,147	$3,000,000	$492,000	$72,536,500
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at July 31, 2026	$28,189	$7,045	$(10,909,827)	$241,145	$60,000	$(87,590)	$(10,661,038)

(1)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions

The following table presents additional information about the valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2026:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value	Valuation Technique	Unobservable Inputs	Value/Range
Residential Mortgage-Backed Securities	$5,684,523	Broker Pricing	Indicative Quotes	$99.55 - $100.21
Commercial Mortgage-Backed Securities	$2,000,000	Internal Model	Loss Severity Analysis	$100(1)
Commercial Mortgage-Backed Securities	$747,000	Broker Pricing	Indicative Quotes	$4.98
Asset Backed Securities	$19,004,830	Broker Pricing	Indicative Quotes	$0.01 - $51,925(2)
Collateralized Loan Obligations	$492,000	Broker Pricing	Indicative Quotes	$60
Private Secured Debt	$41,608,147	Internal Model	Loss Severity Analysis	$98.70 - $103.38(3)
Preferred Stocks	$3,000,000	Internal Model	Loss Severity Analysis	$100(3)

(1)	Input is based on the following yield: 11.77%.
(2)	Input is based on the total market value of the outstanding position, of which the Fund owns 1.40% - 9.50%.
(3)	Input is due to immaterial delinquencies on the underlying collateral.

RISK DISCLOSURES

Holdings contained herein are subject to change.

Prior to investing, Investors should carefully consider the investment objectives, risks, charges and expenses of 1WS Credit Income Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 834-4923 or visiting www.1wscapital. com. The prospectus should be read carefully before investing. Investing in the Fund may be considered speculative and involves a high degree of risk, including the risk of possible substantial loss of your investment.

1WS Credit Income Fund is distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with 1WS Capital Advisors, LLC or One William Street Capital Management, L.P.